VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
July 31, 2024 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 98.9%
Alabama : 2.1%
Alabama Special Care Facilities
Financing Authority,
Methodist Home for Aging
(RB)
5.75%, 06/01/35(c) $ 1,400 $ 1,402,041
5.75%, 06/01/45(c) 2,000 1,884,194
6.00%, 06/01/50(c) 5,900 5,624,509
Alabama State Port Authority
Docks Facilities, Series A (RB)
(AGM)
5.00%, 10/01/34(c) 1,000 1,023,205
5.00%, 10/01/29(c) 1,675 1,720,198
Black Belt Energy Gas District,
Project No. 8, Series A (RB)
4.00%, 12/01/52(c) (p) 10,000 9,996,703
Black Belt Energy Gas District,
Series A (RB)
5.25%, 01/01/54(c) (p) 5,000 5,375,285
County of Jefferson AL Sewer
Revenue (RB)
5.00%, 10/01/39(c) 2,500 2,748,790
5.50%, 10/01/53(c) 3,000 3,285,374
County of Jefferson, Alabama
Sewer Warrants (RB)
5.25%, 10/01/49(c) 7,140 7,716,281
Homewood Educational
Building Authority (RB)
5.50%, 10/01/54(c) 1,000 1,057,028
5.50%, 10/01/54(c) 1,000 1,054,648
Hoover Industrial Development
Board, United States Steel
Corp. Project (RB)
6.38%, 11/01/50(p) 1,180 1,321,767
Hoover Industrial Development
Board, United States Steel
Corp. Project (RB) (SD CRED
PROG)
5.75%, 10/01/49(c) 8,540 8,926,578
Jefferson County, Alabama
Sewer Revenue (RB)
5.25%, 10/01/45(c) 2,175 2,372,744
Montgomery Alabama Medical
Clinic Board of Health Care
Facility, Jackson Hospital and
Clinic (RB)
5.00%, 03/01/33(c) 1,350 996,486
Southeast Alabama Gas Supply
District, Project No. 2, Series
B (RB)
5.00%, 06/01/49(c) (p) 2,600 2,770,211
Tuscaloosa County Industrial
Development Authority, Hunt
Refining Project, Series A (RB)
5.25%, 05/01/44(c) 7,000 7,087,368
66,363,410
Par
(000’s) Value
Alaska : 0.0%
Northern Tobacco
Securitization Corp., Series
B-2 (RB)
0.00%, 06/01/66(c) ^ $ 3,000 $ 397,536
Underline
American Samoa : 0.1%
American Samoa Economic
Development Authority,
Series A (RB)
5.00%, 09/01/38(c) 3,250 3,286,740
6.62%, 09/01/35(c) 1,000 1,025,222
4,311,962
Arizona : 2.7%
Arizona Industrial Development
Authority (RB)
4.00%, 07/15/51(c) 500 414,787
5.00%, 07/01/51(c) 2,420 2,244,559
5.00%, 07/01/51(c) 1,000 927,504
5.00%, 07/01/54(c) 1,000 956,631
Arizona Industrial Development
Authority Education
Facility, Leman Academy of
Excellence Projects, Series
A (RB)
4.50%, 07/01/54(c) 1,000 901,841
Arizona Industrial Development
Authority Education
Facility, Leman Academy of
Excellence, East and Central
Tucson Projects, Series A (RB)
4.00%, 07/01/29(c) 400 394,721
Arizona Industrial Development
Authority, Academies of Math
and Science Projects (RB)
5.00%, 07/01/39(c) 1,000 1,013,870
Arizona Industrial Development
Authority, Academies of Math
and Science, Series B (RB)
5.00%, 07/01/29(c) 200 203,956
Arizona Industrial Development
Authority, American Charter
School Foundation Project
(RB)
6.00%, 07/01/37(c) 1,195 1,238,804
6.00%, 07/01/47(c) 2,940 3,014,721
Arizona Industrial Development
Authority, Arizona
Agribusiness and Equine
Center, Inc. Project, Series
B (RB)
5.00%, 03/01/37(c) 1,545 1,554,135
Arizona Industrial Development
Authority, Basis School
Project, Series A (RB)
5.12%, 07/01/37(c) 250 252,920
5.25%, 07/01/47(c) 500 502,145
Arizona Industrial Development
Authority, Basis School
Project, Series D (RB)
5.00%, 07/01/47(c) 270 269,620

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Arizona (continued)
5.00%, 07/01/51(c) $ 515 $ 508,962
Arizona Industrial Development
Authority, Basis School
Project, Series G (RB) (AGM)
5.00%, 07/01/47(c) 500 499,298
Arizona Industrial Development
Authority, Benjamin Franklin
Charter School Projects,
Series A (RB)
5.25%, 07/01/53(c) 1,000 1,004,163
Arizona Industrial Development
Authority, Education Facility,
Series A (RB)
5.25%, 07/01/37(c) 2,650 2,687,022
Arizona Industrial Development
Authority, Kaizen Education
Project (RB)
5.70%, 07/01/47(c) 1,000 1,014,967
Arizona Industrial Development
Authority, Pinecrest Academy
of Northern Nevada Project,
Series A (RB)
4.50%, 07/15/29(c) 500 479,182
Arizona Industrial Development
Authority, Point 320 LLC,
Series A (RB)
3.62%, 05/20/33 6,392 6,069,022
Arizona Industrial Development
Authority, Somerset Academy
of Las Vegas, Series A (RB)
4.00%, 12/15/51(c) 1,400 1,152,573
Chandler Industrial
Development Authority (RB)
4.00%, 06/01/49(c) (p) 2,000 2,029,714
City of Phoenix Civic
Improvement Corp., Series B
(RB) (BAM)
5.00%, 07/01/44(c) 6,990 7,233,770
Glendale Industrial
Development Authority,
Beatitudes Campus Project
(RB)
4.00%, 11/15/27(c) 250 240,292
5.00%, 11/15/40(c) 1,000 893,043
Glendale Industrial
Development Authority,
Royal Oaks Inspirata Pointe
Project, Series A (RB)
5.00%, 05/15/56(c) 1,340 1,228,534
Industrial Development
Authority of the City of
Phoenix, Basis Schools, Inc.
Project, Series A (RB)
4.00%, 07/01/25 105 104,773
5.00%, 07/01/35(c) 900 905,812
5.00%, 07/01/46(c) 1,000 1,000,304
5.00%, 07/01/45(c) 500 500,378
Par
(000’s) Value
Arizona (continued)
Industrial Development
Authority of the City of
Phoenix, Downtown Student
Housing, Series A (RB)
5.00%, 07/01/42(c) $ 1,250 $ 1,276,315
Industrial Development
Authority of the City of
Phoenix, Legacy Traditional
School Project (RB)
5.00%, 07/01/45(c) 4,435 4,457,221
Industrial Development
Authority of the City of
Phoenix, Legacy Traditional
School Project, Series A (RB)
5.00%, 07/01/36(c) 750 763,723
Maricopa County Arizona
Industrial Development
Authority, Commercial Metals
Company Project (RB)
4.00%, 10/15/47(c) 4,300 3,974,588
Maricopa County Arizona
Industrial Development
Authority, Valley Christian
Schools Project, Series A (RB)
6.38%, 07/01/58(c) 1,000 1,030,406
Maricopa County Industrial
Development Authority,
Benjamin Franklin Charter
School Projects, Series A (RB)
6.00%, 07/01/52(c) 1,000 1,030,823
Maricopa County Industrial
Development Authority,
Legacy Traditional Schools
Projects, Series A (RB) (SD
CRED PROG)
5.00%, 07/01/54(c) 1,400 1,422,104
5.00%, 07/01/49(c) 1,300 1,326,026
Maricopa County Industrial
Development Authority,
Legacy Traditional Schools
Projects, Series B (RB)
5.00%, 07/01/54(c) 500 507,017
5.00%, 07/01/39(c) 500 517,163
5.00%, 07/01/49(c) 1,990 2,026,328
Maricopa County Industrial
Development Authority,
Paradise School Project (RB)
5.00%, 07/01/47(c) 1,750 1,726,430
Phoenix Arizona Industrial
Development Authority,
Falcon Properties LLC,
Project, Series A (RB)
4.15%, 12/01/57(c) 5,000 3,680,637
Phoenix Arizona Industrial
Development Authority,
Guam Facilities Foundation,
Inc. Project (RB)
5.12%, 02/01/34(c) 1,000 950,476

Par
(000’s) Value
Arizona (continued)
Phoenix Arizona Industrial
Development Authority,
Provident Group - Falcon
Properties LLC, Project, Series
A (RB)
4.00%, 12/01/51(c) $ 1,000 $ 755,100
Pima County Industrial
Development Authority,
American Leadership
Academy Project (RB)
5.62%, 06/15/45(c) 1,250 1,255,719
Pima County Industrial
Development Authority,
Edkey Charter Schools
Project (RB)
5.25%, 07/01/36(c) 250 252,470
5.38%, 07/01/46(c) 250 250,796
5.50%, 07/01/51(c) 250 250,909
Pima County, Industrial
Development Authority,
Edkey Charter School Project
(RB)
5.00%, 07/01/30(c) 1,000 1,026,484
Sacramento County,
Community Facilities District
No. 2005-2 (RB)
5.00%, 12/01/32 2,000 2,159,160
Salt Verde Financial Corp. (RB)
5.00%, 12/01/37 7,105 7,847,791
5.25%, 12/01/25 265 270,653
5.25%, 12/01/27 215 225,321
5.25%, 12/01/28 245 258,553
Sierra Vista Industrial
Development Authority (RB)
6.38%, 06/15/64(c) 1,000 1,004,405
Tempe Industrial Development
Authority, Friendship Village
of Tempe (RB)
5.00%, 12/01/54(c) 355 347,380
Tempe Industrial Development
Authority, Mirabella at ASU
Project, Series A (RB)
6.00%, 10/01/37(c) 1,200 867,933
6.12%, 10/01/52(c) 600 368,373
83,272,327
Arkansas : 1.3%
Arkansas Development Finance
Authority, Big River Steel
Project (RB)
4.50%, 09/01/49(c) 9,520 9,412,938
4.75%, 09/01/49(c) 6,000 6,016,554
Arkansas Development Finance
Authority, Environmental
Improvement, United States
Steel Corporation Project (RB)
5.45%, 09/01/52(c) 19,750 20,429,892
5.70%, 05/01/53(c) 3,205 3,371,258
39,230,642
Par
(000’s) Value
California : 13.0%
Alameda Corridor
Transportation Authority (RB)
(AGM)
0.00%, 10/01/53(c) ^ $ 1,905 $ 483,211
Alameda Corridor
Transportation Authority,
Second Subordinate Lien,
Series B (RB)
5.00%, 10/01/34(c) 3,000 3,072,307
5.00%, 10/01/35(c) 1,650 1,688,258
5.00%, 10/01/36(c) 2,230 2,282,516
5.00%, 10/01/37(c) 5,535 5,670,655
Anaheim Community Facilities
District No. 08-1 (ST)
4.00%, 09/01/36(c) 160 158,588
4.00%, 09/01/41(c) 615 581,936
4.00%, 09/01/46(c) 420 380,857
Anaheim Public Financing
Authority, Anaheim Public
Improvement Project, Series
A (RB) (BAM)
5.00%, 09/01/36(c) 2,000 2,084,631
Antelope Valley Healthcare
District, Series A (RB)
5.25%, 03/01/36(c) 1,480 1,485,572
California Community Choice
Financing Authority (RB)
5.00%, 07/01/53(c) (p) 1,580 1,677,342
California Community Choice
Financing Authority, Clean
Energy Project, Series C (RB)
5.25%, 01/01/54(c) (p) 10,970 11,763,832
California Community Choice
Financing Authority, Clean
Energy, Series D (RB)
5.50%, 05/01/54(c) (p) 10,000 10,731,914
California Community College
Financing Authority, Orange
Coast College Project (RB)
5.25%, 05/01/53(c) 1,695 1,732,428
California Community Housing
Agency (RB)
3.00%, 02/01/57(c) 1,000 705,267
3.00%, 02/01/57(c) 2,000 1,441,691
California Community Housing
Agency, Essential Housing,
Arbors, Series A (RB)
5.00%, 08/01/50(c) 3,100 3,042,491
California Community Housing
Agency, Essential Housing,
Glendale Properties, Series
A-1 (RB)
4.00%, 02/01/56(c) 2,000 1,704,077
California Community Housing
Agency, Essential Housing,
Glendale Properties, Series
A-2 (RB)
3.00%, 08/01/56(c) 4,000 2,987,928

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Community Housing
Agency, Essential Housing,
Mira Vista Hills Apartments,
Series A (RB)
4.00%, 02/01/56(c) $ 1,400 $ 931,965
California Community Housing
Agency, Essential Housing,
Serenity at Larkspur, Series
A (RB)
5.00%, 02/01/50(c) 3,000 2,255,924
California Community Housing
Agency, Essential Housing,
Summit at Sausalito
Apartments, Series A-2 (RB)
4.00%, 02/01/50(c) 2,000 1,568,309
California Community Housing
Agency, Series A-1 (RB)
4.00%, 02/01/56(c) 4,500 3,991,659
California Community
Housing Agency, Stoneridge
Apartments, Series A (RB)
4.00%, 02/01/56(c) 6,000 5,013,244
California County Tobacco
Securitization Agency, Golden
Gate Tobacco, Series A (RB)
5.00%, 06/01/36(c) 15 14,841
California County Tobacco
Securitization Agency, Series
A (RB)
4.00%, 06/01/49(c) 1,050 983,866
California Health Facilities
Financing Authority (RB)
5.00%, 12/01/31 2,500 2,762,538
5.25%, 12/01/49(c) 1,750 1,940,450
California Health Facilities
Financing Authority, Adventist
Health System, Series A (RB)
5.25%, 12/01/44(c) 3,175 3,482,255
California Health Facilities
Financing Authority,
AdventistHealth System.
Series A (RB)
5.00%, 12/01/34(c) 2,000 2,234,910
California Health Facilities
Financing Authority,
Children's Hospital, Series A
(RB)
4.00%, 08/15/49(c) 250 230,973
4.20%, 08/15/42(c) 500 488,371
5.00%, 08/15/37(c) 460 476,385
5.00%, 08/15/42(c) 990 1,018,967
California Health Facilities
Financing Authority,
Commonspirit Health, Series
A (RB)
4.00%, 04/01/49(c) 1,500 1,456,874
Par
(000’s) Value
California (continued)
California Health Facilities
Financing Authority, Series
A (RB)
4.00%, 03/01/39(c) $ 1,910 $ 1,881,278
California Health Facilities
Financing Authority, Sutter
Health, Series A (RB)
5.00%, 11/15/48(c) 590 611,096
California Housing Finance
Agency (RB)
3.25%, 08/20/36 1,917 1,800,423
3.50%, 11/20/35 2,374 2,278,549
California Housing Finance
Agency, Series A (RB)
4.00%, 03/20/33 6,471 6,569,956
California Infrastructure &
Economic Development
Bank, California Science
Center Phase III Project,
Series A (RB)
4.00%, 05/01/55(c) 2,300 2,222,238
California Infrastructure &
Economic Development Bank,
California State Teachers
Retirement System (RB)
5.00%, 08/01/32(c) 1,085 1,188,727
California Infrastructure &
Economic Development Bank,
Charter School Portfolio
Project, Series A-1 (RB)
5.00%, 01/01/55(c) 1,000 986,108
California Infrastructure and
Economic Development Bank,
Brightline West Passenger
Rail Project, Series A-4 (RB)
8.00%, 01/01/50(c) (p) 3,000 3,041,273
California Municipal Finance
Authority (RB)
5.00%, 09/01/54(c) 1,000 1,087,794
5.88%, 05/01/59(c) 570 595,240
California Municipal Finance
Authority (RB) (AGM)
5.00%, 12/31/33(c) 3,800 3,933,446
California Municipal Finance
Authority, California Baptist
University, Series A (RB)
5.50%, 11/01/45(c) 500 504,760
6.12%, 11/01/33(c) 1,000 1,002,133
California Municipal Finance
Authority, Charter School
Santa Rosa Academy Project,
(RB)
5.00%, 07/01/62(c) 1,000 1,003,850
California Municipal Finance
Authority, CHF-Davis I, LLC -
West Village Student Housing
Project (RB)
5.00%, 05/15/38(c) 500 524,577

Par
(000’s) Value
California (continued)
California Municipal Finance
Authority, CHF-Davis I, LLC -
West Village Student Housing
Project (RB) (BAM)
4.00%, 05/15/48(c) $ 150 $ 144,366
California Municipal Finance
Authority, CHF-Davis II,
LLC - Orchard Park Student
Housing Project (RB) (BAM)
4.00%, 05/15/46(c) 5,000 4,913,027
California Municipal Finance
Authority, CHF-Davis II,
LLC - Orchard Park Student
Housing Project, Series A (RB)
(BAM)
4.00%, 05/15/41(c) 1,500 1,502,362
California Municipal Finance
Authority, Community
Medical Centers, Series A (RB)
4.00%, 02/01/42(c) 1,165 1,109,814
California Municipal Finance
Authority, Eisenhower
Medical Center, Series A (RB)
5.00%, 07/01/31(c) 250 257,602
5.00%, 07/01/30(c) 200 206,236
California Municipal Finance
Authority, John Adams
Academies Lincoln Project,
Series A (RB)
5.00%, 10/01/39(c) 500 503,456
5.00%, 10/01/57(c) 500 479,666
5.00%, 10/01/49(c) 500 491,529
California Municipal Finance
Authority, Julian Charter
School Project, Series A (RB)
5.62%, 03/01/45(c) 2,390 2,362,607
California Municipal Finance
Authority, LINXS APM Project,
Series A (RB)
5.00%, 12/31/29(c) 500 518,786
5.00%, 06/30/29(c) 600 622,602
5.00%, 12/31/43(c) 7,675 7,813,789
5.00%, 06/30/28 65 67,410
California Municipal Finance
Authority, LINXS APM Project,
Series A (RB) (AGM)
3.00%, 12/31/30(c) 1,950 1,817,749
5.00%, 06/30/31(c) 1,035 1,073,413
5.00%, 12/31/37(c) 1,000 1,030,458
5.00%, 12/31/34(c) 700 724,470
California Municipal Finance
Authority, Northbay
Healthcare Group, Series A
(RB)
5.25%, 11/01/47(c) 230 229,483
Par
(000’s) Value
California (continued)
California Municipal Finance
Authority, Palmdale
Aerospace Academy, Series
A (RB)
5.00%, 07/01/41(c) $ 500 $ 503,792
5.00%, 07/01/49(c) 1,000 1,005,251
5.00%, 07/01/38(c) 130 132,680
California Municipal Finance
Authority, Social Bonds -
Healthright 360, Series A (RB)
5.00%, 11/01/49(c) 3,000 2,754,140
California Municipal Finance
Authority, UCR Dundee-
Glasgow Student Housing
Project (RB) (BAM)
4.00%, 05/15/48(c) 250 240,611
California Municipal Finance
Authority, United Airlines,
Inc., International Airport
Project (RB)
4.00%, 07/15/29 19,000 19,008,164
California Pollution Control
Financing Authority, Poseidon
Resources LP Desalination
Project (RB) (ACA)
5.00%, 07/01/37(c) 5,000 5,017,466
California Pollution Control
Financing Authority, Solid
Waste Disposal, CalPlant I
Project (RB)
7.00%, 07/01/22(d) * 1,000 13,500
7.50%, 12/01/39(c) (d) * 6,863 686
7.50%, 07/01/32(c) (d) * 10,500 141,750
8.00%, 07/01/39(c) (d) * 6,635 89,573
California Pollution Control
Financing Authority, Solid
Waste Disposal, CalPlant I
Project (RB) (SAW)
7.50%, 07/01/32(d) * 1,000 13,500
California Pollution Control
Financing Authority, Water
Furnishing Poseidon
Resources (Channelside) LP
Desalination Project (RB)
5.00%, 07/01/37(c) 1,000 1,103,534
5.00%, 07/01/38(c) 1,000 1,097,145
California Public Finance
Authority, Enso Village
Project, Series A (RB)
5.00%, 06/01/54(c) 400 384,982
California School Finance
Authority (RB)
5.00%, 06/01/64(c) 1,000 1,006,928
California School Finance
Authority, Charter School
Facility, Grimmway School,
Series A (RB)
5.00%, 07/01/36(c) 2,000 2,028,731

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California School Finance
Authority, Charter School,
John Adams Academies,
Series A (RB)
5.00%, 07/01/52(c) $ 1,000 $ 992,383
California School Finance
Authority, NCCD-Santa Rosa
Properties LLC, Series A (RB)
4.00%, 11/01/51(c) 1,000 867,789
California School Finance
Authority, River Springs
Charter School Project, Series
A (RB)
5.00%, 07/01/47(c) 2,000 2,005,829
6.38%, 07/01/46(c) 5,000 5,147,606
California School Finance
Authority, Rocketship
Education, Series A (RB)
5.12%, 06/01/47(c) 250 250,784
5.25%, 06/01/52(c) 250 250,977
California Statewide
Communities Development
Authority, Baptist University,
Series A (RB)
3.50%, 11/01/27 1,210 1,185,902
5.00%, 11/01/41(c) 1,000 1,007,973
6.38%, 11/01/43(c) 1,000 1,001,543
California Statewide
Communities Development
Authority, College Housing
(RB)
5.25%, 07/01/49(c) 250 253,662
California Statewide
Communities Development
Authority, Daughters of
Charity Health System, Series
A (RB)
5.50%, 07/01/39(c) (d) * 10 9,083
5.75%, 07/01/24(c) (d) * 2 1,738
California Statewide
Communities Development
Authority, Daughters of
Charity Health System, Series
H (RB)
5.75%, 07/01/25(c) (d) * 0 255
California Statewide
Communities Development
Authority, Irvine East Campus
Armaments, CHF-Irvine, LLC
(RB)
5.00%, 05/15/30(c) 385 394,661
5.00%, 05/15/33(c) 545 557,101
California Statewide
Communities Development
Authority, Lancer Educational
Student Housing Project,
Series A (RB)
5.00%, 06/01/39(c) 435 444,896
Par
(000’s) Value
California (continued)
California Statewide
Communities Development
Authority, Lancer Plaza
Project (RB)
5.62%, 11/01/33(c) $ 1,075 $ 1,076,724
California Statewide
Communities Development
Authority, Loma Linda
University Medical Center,
Series A (RB)
5.00%, 12/01/41(c) 17,050 17,286,548
5.00%, 12/01/36(c) 3,595 3,663,726
5.25%, 12/01/34(c) 1,740 1,748,217
5.25%, 12/01/44(c) 5,300 5,315,951
5.25%, 12/01/56(c) 14,900 15,071,027
5.25%, 12/01/48(c) 1,000 1,028,479
5.50%, 12/01/54(c) 11,630 11,665,989
5.50%, 12/01/58(c) 3,500 3,614,740
California Statewide
Communities Development
Authority, Methodist Hospital
of Southern California (RB)
5.00%, 01/01/33(c) 2,000 2,132,715
California Statewide
Communities Development
Authority, Provident Group
Pomona Properties LLC,
Series A (RB)
5.00%, 12/01/46(c) 4,730 4,779,896
California Statewide
Communities Development
Authority, University of
California, Irvine East Campus
Apartments (RB)
3.50%, 05/15/36(c) 615 584,966
California Statewide
Communities Development
Authority, University of
California, Irvine East Campus
Apartments, Phase IV-A (RB)
5.00%, 05/15/47(c) 3,170 3,216,908
California Statewide Financing
Authority, Pooled Tobacco
Securitization Program,
Series C (RB)
6.00%, 05/01/43(c) 900 920,687
City & County of San Francisco,
Special Tax District No 2020-
1, Series A (ST)
4.00%, 09/01/41(c) 1,635 1,495,698
City of Fontana, Community
Facilities District No. 90 (ST)
4.00%, 09/01/51(c) 500 457,726
City of Fremont, Community
Facilities District No. 1 (ST)
5.00%, 09/01/40(c) 250 252,109

Par
(000’s) Value
California (continued)
City of Irvine, Community
Facilities District No. 2013-3
(ST)
4.00%, 09/01/32(c) $ 230 $ 230,813
4.00%, 09/01/33(c) 250 250,743
4.00%, 09/01/34(c) 250 250,810
City of Irvine, Reassessment
District No. 15-2 (SA)
5.00%, 09/02/42(c) 750 757,169
City of Rancho Cordova,
Sunridge Anatolia community
Facilities District No. 2003-1
(ST)
4.00%, 09/01/37(c) 180 179,238
City of Rocklin, Community
Facilities District No. 10 (ST)
5.00%, 09/01/39(c) 810 820,291
City of Roseville, Fiddyment
Ranch Community Facilities
District No. 1 (ST)
3.75%, 09/01/36(c) 500 472,484
5.00%, 09/01/34(c) 155 159,199
City of Roseville, Fiddyment
Ranch Community Facilities
District No. 5 (ST)
5.00%, 09/01/47(c) 3,450 3,493,443
City of Roseville, Westpark
Community Facility District
No. 1 (ST)
5.00%, 09/01/37(c) 200 202,344
City of San Clemente, Facilities
District No. 2006-1 (ST)
5.00%, 09/01/40(c) 1,045 1,056,468
CMFA Special Finance Agency
VII Essential Housing, The
Breakwater Apartments,
Series A-1 (RB)
3.00%, 08/01/56(c) 4,000 2,823,684
CMFA Special Finance Agency
VIII, Essential Housing, Series
A-1 (RB)
3.00%, 08/01/56(c) 8,360 5,998,188
CMFA Special Finance Agency
XII (RB)
3.25%, 02/01/57(c) 3,000 2,262,695
CMFA Special Finance Agency
XII, Essential Housing, Series
A-2 (RB)
4.38%, 08/01/49(c) 1,000 842,161
CMFA Special Finance Agency,
Essential Housing, Series A-1
(RB)
4.00%, 08/01/56(c) 2,500 2,253,863
Compton Public Finance
Authority (RB)
4.00%, 09/01/27(c) 800 800,003
4.50%, 09/01/32(c) 1,585 1,585,211
Par
(000’s) Value
California (continued)
County of Los Angeles
Community Facilities District
No 2021-01 (ST)
5.00%, 09/01/47(c) $ 1,000 $ 1,031,736
CSCDA Community
Improvement Authority (RB)
2.80%, 03/01/47(c) 1,935 1,501,663
3.00%, 09/01/56(c) 2,060 1,482,691
3.12%, 07/01/56(c) 2,500 1,747,055
3.25%, 04/01/57(c) 3,000 2,306,178
3.60%, 05/01/47(c) 2,000 1,704,481
5.00%, 07/01/51(c) 1,500 1,467,361
CSCDA Community
Improvement Authority (RB)
(NATL)
4.00%, 10/01/56(c) 2,500 2,233,896
CSCDA Community
Improvement Authority,
Atlanta-Glendale, Series A-1
(RB)
3.50%, 10/01/46(c) 1,000 828,551
CSCDA Community
Improvement Authority,
Atlanta-Glendale, Series A-2
(RB)
4.00%, 10/01/56(c) 7,750 6,222,194
CSCDA Community
Improvement Authority, City
of Orange Portfolio, Series
A-2 (RB)
3.00%, 12/01/56(c) 2,000 1,456,106
3.00%, 03/01/57(c) 4,000 2,908,621
CSCDA Community
Improvement Authority,
Essential Housing Mezzanine
Lien, Series B (RB)
4.00%, 04/01/57(c) 1,000 769,833
4.00%, 05/01/57(c) 1,500 1,102,479
CSCDA Community
Improvement Authority,
Essential Housing, The Link
Glendale, Series A-1 (RB)
3.00%, 07/01/45(c) 1,000 798,054
CSCDA Community
Improvement Authority,
Jefferson-Anaheim, Series
A-2 (RB)
3.12%, 08/01/56(c) 4,205 3,238,315
CSCDA Community
Improvement Authority, Link-
Glendale, Series A-2 (RB)
4.00%, 07/01/56(c) 5,350 4,148,939
CSCDA Community
Improvement Authority,
Millennium South Bay-
Hawthorne, Series A-1 (RB)
3.25%, 07/01/56(c) 2,000 1,441,713

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
CSCDA Community
Improvement Authority,
Moda at Monrovia Station,
Series A-1 (RB)
3.40%, 10/01/46(c) $ 2,000 $ 1,663,638
CSCDA Community
Improvement Authority,
Monterey Station
Apartments, Series A-1 (RB)
3.00%, 07/01/43(c) 2,500 2,017,420
CSCDA Community
Improvement Authority, Park
Crossing Apartments, Series
B (RB)
4.00%, 12/01/48(c) 1,000 764,646
CSCDA Community
Improvement Authority,
Pasadena Portfolio, Series
A-1 (RB)
2.65%, 12/01/46(c) 2,630 2,129,092
CSCDA Community
Improvement Authority,
Vineyard Gardens
Apartments, Series B (RB)
4.00%, 10/01/48(c) 500 377,400
CSCDA Community
Improvement Authority,
Wood Creek Apartments,
Series A-2 (RB)
4.00%, 12/01/58(c) 3,000 2,356,986
Dublin Community Facilities
District No 2015-1 (ST)
5.00%, 09/01/49(c) 500 514,886
5.00%, 09/01/44(c) 500 519,359
5.00%, 09/01/39(c) 500 524,533
5.00%, 09/01/37(c) 1,150 1,190,717
5.00%, 09/01/47(c) 485 493,480
Folsom Ranch Financing
Authority (ST)
5.00%, 09/01/32(c) 1,100 1,142,882
5.00%, 09/01/37(c) 2,000 2,069,634
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue, Series B-1 (RB)
3.95%, 01/15/53(c) 100 94,032
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue, Series B-2 (RB)
3.50%, 01/15/53(c) 475 408,334
Golden State Tobacco
Securitization Corp.,
California Tobacco
Settlement, Series B-2 (RB)
0.01%, 06/01/66(c) 101,000 11,650,562
Independent Cities Finance
Authority, Mobil Home Park,
Series A (RB)
3.75%, 10/15/46(c) 250 220,301
Par
(000’s) Value
California (continued)
Inland Empire Tobacco
Securitization Authority,
Series C-2 (RB)
0.01%, 06/01/47(c) $ 100,000 $ 21,962,210
Irvine Unified School District
(ST)
5.00%, 09/01/51(c) 1,075 1,094,742
Lake Elsinore Public Financing
Authority, Local Agency (ST)
5.00%, 09/01/40(c) 405 408,502
Lincoln Public Financing
Authority, Twelve Bridges,
Series B (SA)
6.00%, 09/02/27(c) 27 27,060
MSR Energy Authority, Series
A (RB)
6.12%, 11/01/29 420 444,573
Orange County Community
Facilities District No. 1, Series
A (ST)
4.25%, 08/15/38(c) 975 976,887
5.25%, 08/15/45(c) 455 459,052
Palm Desert California
Improvement, Section 29
Assessment District No. 2004-
02 (SA)
4.00%, 09/02/37(c) 1,200 1,172,192
Palomar Health (RB)
5.00%, 11/01/31(c) 250 249,832
Palomar Pomerado Health,
Series A (GO) (NATL)
0.00%, 08/01/25^ 125 120,312
Perris Union High School
District Financing Authority
(ST)
5.00%, 09/01/41(c) 1,000 1,004,455
Poway Unified School District
Public Financing Authority,
Series A (ST)
5.00%, 09/01/34(c) 750 760,354
River Islands Public Financing
Authority (ST)
4.50%, 09/01/44(c) 1,700 1,669,805
5.00%, 09/01/54(c) 1,000 1,008,927
River Islands Public Financing
Authority, Community
Facilities District No. 2003-1,
Series A-1 (ST)
5.00%, 09/01/38(c) 500 517,910
Romoland School District No.
2004-1 (ST)
5.00%, 09/01/48(c) 500 511,981
Sacramento County,
Community Facilities District
No. 2005-2 (ST)
5.00%, 09/01/45(c) 495 500,912
5.00%, 09/01/40(c) 345 350,563

Par
(000’s) Value
California (continued)
San Diego County Regional
Airport Authority, Series A
(RB)
4.00%, 07/01/51(c) $ 1,725 $ 1,695,404
5.00%, 07/01/56(c) 745 797,676
San Diego County, California
Regional Airport, Series A (RB)
4.00%, 07/01/46(c) 1,050 1,046,720
San Francisco California City &
County Airport Commission
International Airport, SFO
Fuel Company LLC, Series A
(RB)
5.00%, 01/01/47(c) 1,475 1,514,512
San Francisco City & County,
International Airport, Series A
(RB) (BAM-TCRS)
5.00%, 05/01/40(c) 2,750 2,753,946
San Jacinto Unified School
District Financing Authority
(ST)
5.00%, 09/01/49(c) 300 306,324
San Joaquin Hills
Transportation Corridor
Agency, Junior Lien Toll Road,
Series B (RB)
5.25%, 01/15/49(c) 200 201,119
San Joaquin Hills
Transportation Corridor
Agency, Senior Lien Toll Road,
Series A (RB)
4.00%, 01/15/50(c) 2,000 1,982,171
San Joaquin Hills
Transportation Corridor
Agency, Toll Road, Series A
(RB) (NATL)
0.00%, 01/15/32^ 145 110,058
0.00%, 01/15/36^ 105 67,921
San Joquin Hills Transportation
Corridor Agency, Series A (RB)
4.00%, 01/15/34(c) 3,130 3,273,612
Saugus Hart School Facilities
Financing Authority,
Community Facilities District
No. 2006-1 (ST)
5.00%, 09/01/41(c) 500 505,341
Successor Agency of Pttsburg,
Los Medanos Community
Development Project, Series
A (TA) (AGM)
5.00%, 09/01/29(c) 1,020 1,056,559
Tejon Ranch Public Facilities
Finance Authority (ST)
5.00%, 09/01/54(c) 1,000 1,028,921
Tobacco Securitization
Authority of Southern
California, Series B (RB)
0.00%, 06/01/46(c) ^ 10,000 2,152,544
Par
(000’s) Value
California (continued)
Tustin Community Facilities
District, Series A (ST)
5.00%, 09/01/45(c) $ 100 $ 100,727
5.00%, 09/01/40(c) 100 100,939
Val Verde Unified School
District (ST)
5.00%, 09/01/37(c) 750 755,026
William S. Hart Union High
School District No. 2015-1
(ST)
5.00%, 09/01/42(c) 445 452,568
402,962,958
Colorado : 2.3%
Aerotropolis Colorado Regional
Transportation Authority (RB)
4.38%, 12/01/52(c) 3,000 2,682,767
Arkansas River Power
Authority, Power Supply
System, Series A (RB)
5.00%, 10/01/43(c) 2,010 2,052,274
Base Village Metropolitan
District No. 2, Series A (GO)
5.75%, 12/01/46(c) 1,000 1,002,280
Brighton Crossing Metropolitan
District No. 6, Series A (GO)
5.00%, 12/01/40(c) 500 470,876
5.00%, 12/01/35(c) 500 489,888
Centerra Metropolitan District
No 1 in Larimer County,
Colorado, Series A (GO)
5.00%, 12/01/51(c) 1,000 938,679
Centerra Metropolitan District
No. 1 (TA)
5.00%, 12/01/37(c) 500 495,876
5.00%, 12/01/29(c) 500 499,480
5.00%, 12/01/47(c) 500 471,171
City and County of Denver,
United Airlines, Inc. Project
(RB)
5.00%, 10/01/32(c) 10,195 10,196,278
City of Fruita, Colorado
Healthcare Canyons Hospital
and Medical Center, Series
B (RB)
5.50%, 01/01/48(c) 2,250 2,259,059
Colorado Bridge Enterprise,
Central 70 Project (RB)
4.00%, 06/30/51(c) 2,700 2,366,233
Colorado Educational and
Cultural Facilities Authority,
Rocky Mountain Classical
Academy Project (RB)
5.00%, 10/01/49(c) 500 491,529
Colorado Health Facilities
Authority, CommonSpirit
Health, Series A-1 (RB)
4.00%, 08/01/38(c) 510 508,691

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Colorado (continued)
Colorado Health Facilities
Authority, CommonSpirit
Health, Series A-2 (RB)
3.25%, 08/01/49(c) $ 5 $ 3,959
4.00%, 08/01/49(c) 4,735 4,408,467
5.00%, 08/01/44(c) 2,000 2,079,983
Colorado Health Facilities
Authority, Covenant
Retirement Communities,
Inc., Series A (RB)
5.00%, 12/01/35(c) 1,000 1,005,925
Colorado Health Facilities
Authority, Senior Living
Second Tier, American Eagle
Portfolio Project Series B-1
(RB)
2.00%, 07/01/57(c) 536 53,616
Colorado High Performance
Transportation Enterprise,
C-470 Express Lanes (RB)
5.00%, 12/31/51(c) 350 350,297
Creekwalk Marketplace
Business Improvement
District, Series A (RB)
5.50%, 12/01/39(c) 500 439,487
5.75%, 12/01/49(c) 500 429,656
Crowfoot Valley Ranch
Metropolitan District No. 2,
Series A (GO)
5.62%, 12/01/38(c) 1,000 1,001,334
Fountain Urban Renewal
Authority, South Academy
Highlands Project, Series A
(TA)
4.50%, 11/01/29(c) 700 680,303
5.25%, 11/01/37(c) 2,345 2,305,750
Green Valley Ranch East
Metropolitan District No. 6,
Series A (GO)
5.88%, 12/01/50(c) 1,000 1,007,213
Jefferson Center Metropolitan
District No. 1, Series A-2 (RB)
4.38%, 12/01/47(c) 1,500 1,393,390
Kinston Metropolitan District
No. 5, Series A (GO)
5.12%, 12/01/50(c) 1,000 1,002,313
Painted Prairie Public
Improvement Authority (RB)
5.00%, 12/01/39(c) 1,000 971,712
Peak Metropolitan District No.
1, El Paco County, Series A
(GO)
4.00%, 12/01/35(c) 540 478,272
Prairie Center Metropolitan
District No. 3, Adams County,
Series A (RB)
5.00%, 12/15/41(c) 4,000 4,026,979
Par
(000’s) Value
Colorado (continued)
Public Authority for Colorado
Energy Natural Gas (RB)
6.50%, 11/15/38 $ 2,000 $ 2,474,998
Puerto Rico Sales Tax Financing
Corp., Series A-2 (RB)
3.62%, 12/01/44(c) 960 721,060
Rampart Range Metropolitan
District No. 5, Colorado
Limited Tax Supported and
Special Bonds (RB)
4.00%, 12/01/51(c) 3,000 2,457,783
Regional Transportation
District, Denver Transit
Partners Eagle P3 Project,
Series A (RB)
4.00%, 07/15/39 1,500 1,505,218
Southglenn Metropolitan
District (GO)
5.00%, 12/01/46(c) 1,000 953,780
Southlands Metropolitan
District No. 1, Series A-1 (GO)
5.00%, 12/01/47(c) 1,200 1,200,699
Sterling Ranch Community
Authority Board, Colorado
Limited Tax, Series A (RB)
4.25%, 12/01/50(c) 1,000 919,194
6.50%, 12/01/54(c) 1,000 1,043,056
Sterling Ranch Community
Authority Board, Douglas
County, Colorado (SA)
5.62%, 12/01/43(c) 1,000 1,037,662
Trails at Crowfoot Metropolitan
District No 3 (GO)
5.00%, 12/01/49(c) 1,000 1,029,997
Transport Metropolitan District
No. 3 (GO)
5.00%, 12/01/51(c) 4,000 3,293,140
Velocity Metropolitan District
No. 3 (GO)
5.12%, 12/01/34(c) 500 500,448
5.38%, 12/01/39(c) 1,500 1,502,303
Verve Metropolitan District No.
1 (GO)
5.00%, 12/01/36(c) 1,025 898,773
5.75%, 12/01/33(c) 1,000 953,188
Village Metropolitan District/
The (GO)
5.00%, 12/01/49(c) 1,750 1,756,246
Windler Public Improvement
Authority, Series A-1 (RB)
(BAM)
4.00%, 12/01/36(c) 1,000 899,055
4.00%, 12/01/41(c) 1,000 836,511
70,546,848
Connecticut : 0.7%
Bridgeport Housing Authority,
Energy Performance
Equipment (RB)
5.60%, 06/01/26(c) 430 429,992

Par
(000’s) Value
Connecticut (continued)
Connecticut State Health
& Educational Facilities
Authority (RB)
4.00%, 07/01/30 $ 1,000 $ 1,030,902
Connecticut State Health
and Educational Facilities
Authority, Church Home of
Harford, Series A (RB)
5.00%, 09/01/46(c) 3,500 3,248,125
5.00%, 09/01/53(c) 1,200 1,075,071
Connecticut State Health
and Educational Facilities
Authority, Griffin Hospital,
Series G (RB)
5.00%, 07/01/50(c) 2,630 2,450,624
5.00%, 07/01/44(c) 1,100 1,057,483
Connecticut State Health
and Educational Facilities
Authority, Mary Wade Home
Issue, Series A-1 (RB)
5.00%, 10/01/54(c) 5,000 3,963,796
Connecticut State Health
and Educational Facilities
Authority, McLean Issue,
Series A (RB)
5.00%, 01/01/55(c) 2,000 1,731,733
Connecticut State Health
and Educational Facilities
Authority, Nuvance Health
Issue, Series A (RB)
4.00%, 07/01/38(c) 500 496,445
5.00%, 07/01/33(c) 1,000 1,031,233
Connecticut State Health
and Educational Facilities
Authority, University of
Hartford, Series N (RB)
4.00%, 07/01/44(c) 250 199,264
Connecticut State Health
and Educational Facilities
Authority, University of
Hartford, Series N (RB) (SD
CRED PROG)
4.00%, 07/01/49(c) 250 190,530
Steel Point Infrastructure
Improvement District (TA)
4.00%, 04/01/41(c) 1,125 1,008,194
4.00%, 04/01/51(c) 2,000 1,701,970
Town of Hamden, Whitney
Center Project (RB)
5.00%, 01/01/50(c) 3,000 2,835,001
22,450,363
Delaware : 0.2%
County of Kent, Delaware
Student Housing and Dinning
Facility, State University
Project, Series A (RB)
5.00%, 07/01/48(c) 1,450 1,455,355
Par
(000’s) Value
Delaware (continued)
Delaware Economic
Development Authority,
Aspira Chapter School, Series
A (RB)
4.00%, 06/01/52(c) $ 915 $ 755,552
5.00%, 06/01/46(c) 1,000 1,000,278
5.00%, 06/01/36(c) 250 252,731
Delaware State Economic
Development Authority (RB)
5.00%, 06/01/51(c) 1,100 1,088,699
4,552,615
District of Columbia : 0.8%
District of Columbia Tobacco
Settlement Financing Corp.
(RB)
0.01%, 06/15/46(c) 17,500 3,908,807
District of Columbia, Federal
Highway Grant Anticipation
(RB) (SAW)
5.00%, 12/01/30(c) 1,225 1,337,506
District of Columbia, Ingleside
at Rock Creek Project, Series
A (RB)
5.00%, 07/01/32(c) 250 253,577
5.00%, 07/01/42(c) 1,180 1,168,930
District of Columbia, Latin
American Montessori
Bilingual Public Charter
School Issue (RB)
5.00%, 06/01/40(c) 500 507,289
5.00%, 06/01/50(c) 1,500 1,492,140
District of Columbia, Series A
(RB)
5.00%, 07/01/48(c) 2,260 2,289,466
Metropolitan Washington
Airports Authority, Dulles
Toll Road, Dulles Metrorail
and Capital Improvements
Projects, Series B (RB)
4.00%, 10/01/49(c) 2,000 1,878,830
Metropolitan Washington
Airports Authority, Dulles Toll
Road, Series A (RB)
0.01%, 10/01/37 9,325 5,020,353
Metropolitan Washington
Airports Authority, Dulles Toll
Road, Series B (RB)
0.00%, 10/01/37^ 1,020 579,672
4.00%, 10/01/44(c) 7,315 7,043,085
4.00%, 10/01/36(c) 250 251,684
6.50%, 10/01/44(c) 245 268,015
25,999,354
Florida : 4.9%
Alachua County, Health
Facilities Authority, Shands
Teaching Hospital and Clinics,
Inc., at the University of
Florida Project, Series B (RB)
5.00%, 12/01/34(c) 1,055 1,058,599

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Florida (continued)
Brevard County, Florida Health
Facilities Authority, Series A
(RB)
5.00%, 04/01/52(c) $ 1,000 $ 1,049,949
Broward County Florida Port
Facilities, Series B (RB)
4.00%, 09/01/38(c) 2,150 2,155,871
Cape Coral Health Facilities
Authority, Gulf Care, Inc.
Project (RB)
6.00%, 07/01/50(c) 295 216,561
Capital Trust Agency, Education
Growth Fund, Series A-1 (RB)
5.00%, 07/01/56(c) 7,200 6,965,675
Capital Trust Agency,
Educational Facilities, Franklin
Academy Projects (RB)
5.00%, 12/15/35(c) 1,335 1,334,922
Capital Trust Agency,
Educational Facilities,
Franklin Academy Projects
(RB) (SD CRED PROG)
5.00%, 12/15/40(c) 500 478,411
Capital Trust Agency,
Educational Facilities,
Pineapple Cove Classical
Academy, Inc., Series A (RB)
4.50%, 07/01/29(c) 300 297,123
5.12%, 07/01/39(c) 500 500,662
5.25%, 07/01/49(c) 500 481,162
5.38%, 07/01/54(c) 500 480,931
Capital Trust Agency,
Educational Facilities,
Renaissance Charter School,
Inc., Series A (RB)
5.25%, 06/15/47(c) 500 491,473
Capital Trust Agency, Inc. (RB)
(SBG)
5.00%, 06/15/39(c) 1,000 995,790
Capital Trust Agency, University
Bridge, LLC Student Housing
Project, Series A (RB)
4.00%, 12/01/28 2,200 2,160,414
5.25%, 12/01/58(c) 2,200 2,202,070
5.25%, 12/01/43(c) 2,000 2,013,703
Capital Trust Agency,
Wonderful Foundations
Charter Schools Portfolio
Projects, Series A (RB)
5.00%, 01/01/55(c) 2,250 2,168,215
Charlotte County Industrial
Development Authority,
Town & Country Utilities
Project (RB)
5.00%, 10/01/49(c) 1,000 1,003,118
City of Orlando, Senior Tourist
Development Tax, Series A
(RB) (AGM)
5.00%, 11/01/31(c) 3,000 3,138,467
Par
(000’s) Value
Florida (continued)
City of Orlando, Tourist
Development Tax, Series A
(RB) (AGM)
5.00%, 11/01/32(c) $ 2,500 $ 2,610,614
5.00%, 11/01/27 1,100 1,151,759
5.00%, 11/01/38(c) 500 519,153
City Of South Miami Health
Facilities Authority, Inc. (RB)
4.00%, 08/15/42(c) 2,040 1,961,004
City of Tallahassee, Health
Facilities Authority, Memorial
Healthcare, Inc. Project (RB)
4.00%, 12/01/35(c) 230 217,474
5.00%, 12/01/40(c) 1,210 1,212,934
5.00%, 12/01/44(c) 1,305 1,305,579
City of Tampa FL (RB)
4.00%, 07/01/38(c) 1,000 1,012,280
Clay County, Florida Sales
Surtax (RB)
4.00%, 10/01/39(c) 1,100 1,091,095
Collier County Industrial
Development Authority (RB)
(AGM)
5.00%, 10/01/54(c) 2,000 2,134,712
Collier County Industrial
Development Authority,
Arlington of Naples Project,
Series A (RB)
7.00%, 05/15/24(d) * 440 11,879
8.12%, 05/15/44(c) (d) * 343 9,261
County of Broward, Florida
Airport System, Series A (RB)
5.00%, 10/01/29(c) 2,135 2,165,540
County of Broward, Florida Port
Facilities, Series A (RB)
5.00%, 09/01/49(c) 1,645 1,694,741
County of Escambia, Health
Facilities Authority, Baptist
Health Care Corp., Series A
(RB) (SAW)
5.00%, 08/15/31(c) 2,000 2,091,669
Escambia County Health
Facilities Authority, Baptist
Health Care Corp. Obligated
Group, Series A (RB) (SAW)
4.00%, 08/15/45(c) 2,000 1,828,710
Florida Development Finance
Corp. (RB) (AGM)
5.00%, 07/01/44(c) 6,500 6,803,854
5.25%, 07/01/53(c) 5,000 5,224,844
5.25%, 07/01/47(c) 6,700 7,069,542
Florida Development Finance
Corp., Brightline Florida
Passenger Rail Project (RB)
5.50%, 07/01/53(c) 4,000 4,159,436
Florida Development Finance
Corp., Central Charter School
Project (RB)
5.88%, 08/15/52(c) 1,000 1,000,286

Par
(000’s) Value
Florida (continued)
Florida Development Finance
Corp., Educational Facilities,
Mater Academy Project,
Series A (RB)
5.00%, 06/15/47(c) $ 2,225 $ 2,240,465
Florida Development Finance
Corp., Glenridge on Palmer
Ranch Project (RB)
5.00%, 06/01/35(c) 425 433,098
Florida Development Finance
Corp., Mayflower Retirement
Community Project, Series
A (RB)
4.00%, 06/01/55(c) 2,000 1,481,093
5.25%, 06/01/50(c) 1,000 965,657
Florida Development Finance
Corp., Renaissance Chapter
School, Inc. Project, Series B
(RB)
5.25%, 06/15/41(c) 1,000 1,007,523
Florida Development Finance
Corp., Renaissance Charter
School, Inc. Project, Series A
(RB)
5.75%, 06/15/29(c) 1,000 1,000,931
6.00%, 06/15/35(c) 500 505,800
6.12%, 06/15/46(c) 685 690,081
6.62%, 06/15/43(c) 1,000 1,109,609
6.75%, 06/15/53(c) 1,000 1,103,449
Florida Development Finance
Corp., UF Health Jacksonville
Project, Series A (RB)
5.00%, 02/01/52(c) 1,000 994,672
Florida Development Finance
Corp., Waste Pro USA, Inc.
Project (RB)
6.12%, 07/01/32(c) (p) 4,000 4,106,358
FRERC Community
Development District (SA)
(AGM)
5.38%, 11/01/40(c) (d) * 1,450 1,342,428
5.50%, 11/01/50(c) (d) * 2,450 2,199,691
Hillsborough County Industrial
Development Authority,
Tampa General Hospital
Project, Series A (RB)
4.00%, 08/01/45(c) 6,500 6,127,319
Lake County, Florida
Retirement Facility, Lakeside
at Waterman Village Project,
Series A (RB)
5.75%, 08/15/50(c) 2,000 1,921,772
Lee County Industrial
Development Authority,
Community Charter Schools,
LLC Projects, Series A (RB)
5.75%, 06/15/42(c) 500 500,128
Par
(000’s) Value
Florida (continued)
Lee County Industrial
Development Authority,
Cypress Cove at HealthPark
Florida, Inc. Project, Series
A (RB)
5.25%, 10/01/57(c) $ 1,000 $ 908,448
Lee County Industrial
Development Authority/FL
(RB)
5.00%, 11/15/49(c) 1,630 1,661,722
5.25%, 11/15/54(c) 1,500 1,584,526
Miami Beach Florida Health
Facilities Authority, Mount
Sinai Medical Center, Series B
(RB) (AGM)
4.00%, 11/15/46(c) 2,500 2,368,295
Miami Beach Health Facilities
Authority, Mount Sinai
Medical Center (RB)
5.00%, 11/15/44(c) 3,000 3,004,940
5.00%, 11/15/39(c) 1,880 1,883,193
Miami World Center
Community Development
District (SA)
5.12%, 11/01/39(c) 750 767,190
5.25%, 11/01/49(c) 250 254,760
Miami-Dade County Aviation,
Series A (RB) (BAM-TCRS)
5.00%, 10/01/36(c) 3,000 3,003,452
Miami-Dade County Industrial
Development Authority (RB)
5.50%, 07/01/61(c) 1,000 1,023,942
Miami-Date County, Florida
Subordinate Special (RB)
5.00%, 10/01/28(c) 1,360 1,411,679
Mid-Bay Bridge Authority, First
Senior Lien, Series A (RB)
5.00%, 10/01/35(c) 500 506,864
5.00%, 10/01/40(c) 2,500 2,521,774
Mid-Bay Bridge Authority,
Second Senior Lien, Series
C (RB)
5.00%, 10/01/40(c) 1,000 1,009,277
Midtown Miami Community
Development District, Parking
Garage Project, Series A (SA)
5.00%, 05/01/37(c) 85 85,015
North Broward Hospital
District, Broward Health,
Series B (RB)
5.00%, 01/01/48(c) 2,000 2,043,199
North Broward Hospital
District, Series B (RB)
5.00%, 01/01/32(c) 155 161,548
Northern Palm Beach County
Improvement District, Unit of
Development No. 2C (RB)
5.00%, 08/01/37(c) 200 203,024
5.00%, 08/01/46(c) 200 201,050

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Florida (continued)
Orange County Health Facilities
Authority, Orlando Health
Obligated Group (RB)
4.00%, 10/01/52(c) $ 2,000 $ 1,884,427
Palm Beach County Health
Facilities Authority, Toby
& Leon Cooperman Sinai
Residences of Boca Raton
Expansion, Series A (RB)
5.00%, 06/01/55(c) 3,230 3,165,090
Palm Beach County, Palm
Beach Atlantic University
Housing Project, Series A (RB)
5.00%, 04/01/51(c) 2,500 2,421,120
5.00%, 04/01/39(c) 1,000 1,005,396
Palm Cost Park Community
Development District (SA)
5.70%, 05/01/37(c) 135 136,851
Pinellas County Industrial
Development Authority,
Drs. Kiran & Pallavi Patel
2017 Foundation For Global
Understaing Inc. Project (RB)
5.00%, 07/01/39(c) 1,900 1,917,218
Polk Country Industrial
Development Authority,
Florida Industrial
Development (RB)
5.88%, 01/01/33 4,820 4,541,230
Seminole County Industrial
Development Authority,
Retirement Facility, Legacy
Pointe at UCF Project, Series
A (RB)
5.50%, 11/15/49(c) 500 487,952
5.75%, 11/15/54(c) 1,500 1,495,579
Seminole County Industrial
Development Authority,
Retirement Facility, Legacy
Pointe at UCF Project, Series
B-1 (RB)
4.25%, 11/15/26(c) 600 599,838
Tallahassee Florida Health
Facilities, Tallahassee
Memorial Healthcare, Inc.
Project, Series A (RB)
5.00%, 12/01/55(c) 1,100 1,085,131
Village Community
Development District No 13
(SA)
3.50%, 05/01/51(c) 1,495 1,231,222
Village Community
Development District No. 12
(SA)
3.25%, 05/01/26 100 99,968
3.62%, 05/01/31(c) 995 989,815
4.25%, 05/01/43(c) 895 882,295
Par
(000’s) Value
Florida (continued)
Village Community
Development District No. 13
(SA)
3.00%, 05/01/29 $ 715 $ 693,321
3.55%, 05/01/39(c) 2,750 2,562,118
152,002,025
Georgia : 1.4%
Burke County Development
Authority, Series C (RB) (SAW)
4.12%, 11/01/45(c) 6,525 6,216,189
Floyd County Development
Authority, Spires at Berry
College Project, Series A (RB)
(SBG)
5.50%, 12/01/28(c) 1,250 1,250,620
Fulton County Residential
Care Facilities for the Elderly
Authority, Canterbury Court
Project, Series A (RB)
4.00%, 04/01/41(c) 2,500 2,198,715
Gainesville & Hall County
Hospital Authority (RB)
5.00%, 02/15/45(c) 3,575 3,633,588
Gainesville and Hall County
Development Authority,
Educational Facilities,
Riverside Military Academy,
Inc. Project (RB) (BAM)
5.00%, 03/01/37(c) 700 568,878
George L Smith II World
Congress Center Authority,
Series A (RB)
4.00%, 01/01/54(c) 4,750 4,253,222
Georgia Local Government,
Grantor Trust, Series A (CP)
(NATL)
4.75%, 06/01/28 416 423,589
Glynn-Brunswick Memorial
Hospital Authority, Southeast
Georgia Health System
Project (RB)
5.00%, 08/01/47(c) 2,680 2,674,101
Macon-Bibb County Urban
Development Authority,
Academy for Classical
Education, Inc., Series A (RB)
5.75%, 06/15/37(c) 250 258,930
Main Street Natural Gas, Inc.,
Series C (RB)
4.00%, 08/01/52(c) (p) 15,000 14,772,067
Marietta Development
Authority, Life University, Inc.
Project, Series A (RB)
5.00%, 11/01/47(c) 1,000 952,389
5.00%, 11/01/37(c) 5,000 5,001,098
Municipal Electric Authority of
Georgia, Plant Vogtle Units 3
and 4, Series A (RB)
5.00%, 07/01/60(c) 375 375,695

Par
(000’s) Value
Georgia (continued)
Senoia Development Authority
(RB)
6.50%, 07/01/54(c) $ 500 $ 486,663
White County Development
Authority, Truett McConnell
University Project, Series A
(RB)
5.12%, 10/01/39(c) 500 465,263
5.25%, 10/01/49(c) 500 441,556
43,972,563
Guam : 0.8%
Guam Government (GO)
5.00%, 11/15/31(c) 1,055 1,076,496
Guam Government, Business
Privilege Tax, Series D (RB)
4.00%, 11/15/39(c) 600 575,478
5.00%, 11/15/33(c) 5,805 5,873,240
5.00%, 11/15/35(c) 1,100 1,111,700
5.00%, 11/15/39(c) 1,085 1,089,773
5.00%, 11/15/34(c) 1,040 1,051,947
Guam Government, Business
Privilege Tax, Series F (RB)
4.00%, 01/01/36(c) 1,000 1,006,923
4.00%, 01/01/42(c) 6,000 5,846,976
Guam Government,
Department of Education,
John F. Kennedy High School
Refunding and Energy
Efficiency Project, Series A
(CP)
4.25%, 02/01/30 500 487,451
5.00%, 02/01/40(c) 500 500,430
Guam Government, Limited
Obligation, Series A (RB)
5.00%, 12/01/46(c) 3,120 3,136,054
5.00%, 12/01/34(c) 2,290 2,344,907
Guam Power Authority, Series
A (RB)
5.00%, 10/01/40(c) 500 515,729
24,617,104
Hawaii : 0.0%
Kuakini, Hawaii Health System,
Series A (RB)
6.38%, 07/01/32(c) 1,505 1,379,951
Underline
Idaho : 0.1%
Idaho Falls Auditorium District,
Annual Appropriation
Certificates of Participation
(CP)
5.25%, 05/15/51(c) 2,000 2,008,690
Idaho Health Facilities
Authority, Madison Memorial
Hospital Project (RB)
3.50%, 09/01/33(c) 450 398,797
5.00%, 09/01/37(c) 1,135 1,142,270
Par
(000’s) Value
Idaho (continued)
Idaho Health Facilities
Authority, Terraces of Boise,
Series A (RB)
3.80%, 10/01/31(c) $ 100 $ 85,811
3,635,568
Illinois : 10.1%
Chicago Board of Education
(GO)
5.25%, 12/01/35(c) 3,000 3,283,859
5.88%, 12/01/47(c) 2,600 2,855,065
Chicago Board of Education
(GO) (AGM)
5.00%, 12/01/33(c) 1,250 1,312,406
Chicago Board of Education,
Series A (GO)
5.00%, 12/01/33(c) 250 258,093
5.00%, 12/01/30(c) 1,265 1,309,458
5.00%, 12/01/30(c) 1,195 1,246,819
5.00%, 12/01/29 1,000 1,048,466
5.00%, 12/01/40(c) 6,350 6,544,282
5.00%, 12/01/39(c) 6,000 6,211,187
5.00%, 12/01/32(c) 5,575 5,860,711
5.00%, 12/01/36(c) 6,990 7,299,404
5.00%, 12/01/33(c) 5,100 5,356,368
5.00%, 12/01/37(c) 3,610 3,760,413
5.00%, 12/01/35(c) 2,400 2,513,176
5.00%, 12/01/34(c) 395 414,392
5.00%, 12/01/47(c) 7,000 7,093,422
5.00%, 12/01/42(c) 17,755 17,598,348
7.00%, 12/01/44(c) 4,210 4,336,886
7.00%, 12/01/26(c) 5,200 5,396,081
7.00%, 12/01/46(c) 2,250 2,416,799
Chicago Board of Education,
Series A (GO) (AGM)
5.00%, 12/01/34(c) 1,250 1,311,775
Chicago Board of Education,
Series A (GO) (AMBAC)
5.50%, 12/01/25 145 147,216
5.50%, 12/01/26 175 178,383
5.50%, 12/01/31 1,285 1,358,587
Chicago Board of Education,
Series A (GO) (NATL)
0.01%, 12/01/27 760 663,962
0.01%, 12/01/28 390 325,574
0.01%, 12/01/30 55 41,953
5.50%, 12/01/26 355 363,361
Chicago Board of Education,
Series B (GO)
4.00%, 12/01/40(c) 5,000 4,679,808
4.00%, 12/01/39(c) 5,000 4,744,243
5.00%, 12/01/27 1,500 1,546,942
5.00%, 12/01/33(c) 200 208,359
5.00%, 12/01/31(c) 3,600 3,791,621
5.00%, 12/01/33(c) 1,105 1,105,665
5.00%, 12/01/34(c) 1,680 1,680,994
6.50%, 12/01/46(c) 4,000 4,150,526

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Illinois (continued)
Chicago Board of Education,
Series C (GO)
5.00%, 12/01/34(c) $ 8,805 $ 8,993,210
5.00%, 12/01/30(c) 2,000 2,051,050
5.00%, 12/01/27 2,000 2,062,590
5.25%, 12/01/35(c) 11,015 11,041,438
5.25%, 12/01/39(c) 12,180 12,195,553
6.00%, 12/01/35(c) 1,160 1,165,891
Chicago Board of Education,
Series C (GO) (AGM)
5.00%, 12/01/30(c) 500 524,931
Chicago Board of Education,
Series E (GO)
5.12%, 12/01/32(c) 3,640 3,647,977
Chicago Board of Education,
Series G (GO)
5.00%, 12/01/44(c) 3,000 3,016,094
Chicago Board of Education,
Series H (GO)
5.00%, 12/01/36(c) 9,730 9,919,805
5.00%, 12/01/46(c) 12,710 12,744,186
Chicago O'Hare International
Airport (RB)
4.50%, 01/01/56(c) 1,105 1,105,799
Chicago O'Hare International
Airport (RB) (AGM-CR NATL-
RE-IBC FGIC)
5.00%, 01/01/48(c) 1,000 1,021,308
Chicago O'Hare International
Airport, Series A (RB) (AGM)
5.25%, 01/01/45(c) 3,000 3,222,193
Chicago School Reform Board
of Trustees, Series A (GO)
(NATL)
0.01%, 12/01/25 355 337,255
0.01%, 12/01/29 1,460 1,163,455
Chicago School Reform Board
of Trustees, Series B-1 (GO)
(NATL)
0.00%, 12/01/28^ 690 576,995
0.00%, 12/01/29^ 645 513,992
0.01%, 12/01/25 1,650 1,567,524
0.01%, 12/01/26 1,630 1,486,678
0.01%, 12/01/27 1,030 899,844
0.01%, 12/01/31 520 378,427
Chicago Transit Authority,
Federal Transit
Administration Section 5307
Urbanized Area Formula (RB)
5.00%, 06/01/26 100 102,674
City of Chicago, City Colleges
(GO) (NATL)
0.00%, 01/01/30^ 420 340,650
0.01%, 01/01/28 345 307,534
0.01%, 01/01/33 985 700,930
0.01%, 01/01/34 760 517,630
City of Chicago, Series A (GO)
5.00%, 01/01/27 200 205,733
5.00%, 01/01/27 725 745,781
Par
(000’s) Value
Illinois (continued)
5.00%, 01/01/44(c) $ 3,000 $ 3,065,377
5.00%, 01/01/34(c) 3,000 3,205,256
5.00%, 01/01/33(c) 3,000 3,208,100
5.00%, 01/01/32(c) 1,500 1,606,268
5.50%, 01/01/49(c) 3,000 3,103,469
5.50%, 01/01/41(c) 1,000 1,066,339
6.00%, 01/01/38(c) 5,000 5,192,956
City of Chicago, Series A (GO)
(NATL)
0.00%, 01/01/29^ 140 118,253
City of Chicago, Series A (GO)
(SAW)
5.00%, 01/01/29 2,775 2,924,534
City of Chicago, Series C (GO)
0.00%, 01/01/32^ 195 144,082
5.00%, 01/01/27(c) 250 253,505
5.00%, 01/01/26 380 386,653
City of Chicago, Series D (GO)
5.50%, 01/01/40(c) 5,000 5,013,652
City of Chicago, Series F (GO)
5.50%, 01/01/42(c) 1,175 1,177,399
City of Chicago, Water Revenue,
Second Lien (RB) (AMBAC)
5.75%, 11/01/30 880 937,691
City of Harvey, Series A (GO)
4.50%, 01/01/54 4,659 3,541,028
Cook County, Illinois, Series B
(GO)
4.00%, 11/15/26 1,200 1,224,288
Illinois Finance Authority (RB)
7.38%, 09/01/42(c) (p) 2,500 2,750,752
Illinois Finance Authority
Student Housing and
Academic Facility, CHF -
Chicago, L.L.C. - University
of Illinois at Chicago Project,
Series A (RB)
5.00%, 02/15/47(c) 4,125 4,124,864
Illinois Finance Authority, Acero
Charter Schools, Inc. (RB)
4.00%, 10/01/42(c) 1,000 892,500
Illinois Finance Authority,
Admiral Lake Project (RB)
5.12%, 05/15/38(c) 390 351,144
Illinois Finance Authority,
Central Baptist Village (RB)
5.38%, 11/15/39(c) 35 34,943
Illinois Finance Authority, CHF
- Cook, LLC - Northeastern
Illinois University Project,
Series A (RB)
5.00%, 07/01/30(c) 1,000 965,696
Illinois Finance Authority,
Friendship Village of
Schaumburg (RB)
5.00%, 02/15/27(d) * 3,000 690,000
5.00%, 02/15/37(c) (d) * 6,500 1,495,000
5.12%, 02/15/45(c) (d) * 6,130 1,409,900

Par
(000’s) Value
Illinois (continued)
Illinois Finance Authority,
Greenfields of Geneva Project
(RB)
7.10%, 11/01/52(c) $ 100 $ 84,483
Illinois Finance Authority,
Illinois Institute of Technology
(RB)
5.00%, 09/01/40(c) 175 165,017
Illinois Finance Authority,
Intrinsic School Project,
Series A (RB)
6.00%, 12/01/45(c) 500 505,110
Illinois Finance Authority,
Lutheran Life Communities
Obligated Group, Series A
(RB)
5.00%, 11/01/35(c) 5 4,500
5.00%, 11/01/30(c) 250 237,106
5.00%, 11/01/29(c) 500 478,802
Illinois Finance Authority,
Roosevelt University (RB)
5.50%, 04/01/32(c) 475 472,616
Illinois Sports Facilities
Authority (RB)
5.00%, 06/15/28 1,000 1,041,399
5.00%, 06/15/29 1,000 1,052,376
5.00%, 06/15/30(c) 3,055 3,210,830
Illinois Sports Facilities
Authority (RB) (AGM)
5.00%, 06/15/27(c) 3,000 3,010,165
Illinois Sports Facilities
Authority (RB) (AMBAC)
0.00%, 06/15/26^ 690 642,605
Illinois State, Series A (GO)
5.00%, 12/01/31(c) 500 523,474
5.00%, 05/01/43(c) 500 514,875
Metropolitan Pier & Exposition
Authority (RB)
0.00%, 12/15/50^ 35,755 10,270,577
4.00%, 06/15/52(c) 1,500 1,386,868
5.00%, 06/15/53(c) 1,500 1,595,477
Metropolitan Pier & Exposition
Authority (RB) (NATL)
0.00%, 12/15/33^ 1,500 1,051,153
Metropolitan Pier and
Exposition Authority, Illinois
McCormick Place Expansion
Project, Series B (RB)
5.00%, 12/15/40(c) 1,000 1,012,884
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series A (RB)
3.00%, 06/15/25(c) 2,000 1,986,866
4.00%, 12/15/42(c) 3,000 2,954,640
5.00%, 06/15/57(c) 1,040 1,058,122
5.00%, 06/15/50(c) 3,000 3,105,980
Par
(000’s) Value
Illinois (continued)
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series A (RB) (NATL)
0.00%, 12/15/34^ $ 590 $ 396,310
0.00%, 06/15/31^ 125 96,862
0.00%, 06/15/34^ 190 130,238
0.00%, 06/15/39^ 115 61,628
0.01%, 12/15/30 475 375,762
0.01%, 06/15/30 745 600,429
Northeastern Illinois University,
Capital Improvement Project
(CP)
4.00%, 10/01/38(c) 585 501,464
Northern Illinois Municipal
Power Agent Power Project,
Prairie State Project, Series
A (RB)
4.00%, 12/01/31(c) 2,000 2,012,014
State of Illinois (GO)
3.50%, 06/01/31(c) 175 168,376
4.00%, 01/01/31(c) 610 611,128
4.00%, 11/01/43(c) 1,425 1,379,487
4.00%, 06/01/37(c) 460 454,710
4.00%, 06/01/34(c) 360 360,119
4.00%, 06/01/35(c) 270 269,585
4.12%, 11/01/31(c) 600 604,503
4.25%, 05/01/46(c) 3,500 3,455,779
5.00%, 11/01/24 200 200,853
5.00%, 02/01/27 500 521,281
5.00%, 03/01/27 2,000 2,087,724
5.00%, 06/01/26 125 128,959
5.00%, 05/01/34(c) 175 175,092
5.00%, 02/01/27(c) 350 350,443
5.00%, 02/01/26(c) 375 375,476
5.00%, 05/01/35(c) 100 100,041
5.25%, 05/01/45(c) 1,470 1,617,694
State of Illinois (RB)
3.00%, 06/15/31(c) 100 95,496
State of Illinois, Series A (GO)
5.00%, 10/01/28 500 534,139
5.00%, 11/01/28 5 5,347
5.00%, 12/01/34(c) 100 104,297
5.00%, 03/01/46(c) 4,865 5,143,684
5.00%, 05/01/41(c) 365 377,447
State of Illinois, Series B (GO)
5.25%, 05/01/49(c) 5,900 6,406,005
State of Illinois, Series D (GO)
5.00%, 11/01/25 250 255,521
Upper Illinois River Valley
Development Authority, Elgin
Math and Science Academy
Charter School Project, Series
A (RB)
6.00%, 03/01/63(c) 1,000 1,029,021
Village of Bolingbrook, Special
Service Area No. 1 (ST)
5.25%, 03/01/41(c) 500 506,259

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Illinois (continued)
Village of Bridgeview (GO)
5.00%, 12/01/42(c) $ 360 $ 339,435
Will County Community High
School District No. 210, Series
B (GO)
0.00%, 01/01/29^ 90 75,625
0.00%, 01/01/31^ 245 189,040
0.00%, 01/01/33^ 540 380,483
312,699,061
Indiana : 1.0%
City of Anderson, Indiana
Economic Development,
Anderson University (RB)
4.75%, 10/01/27(c) 175 167,549
City of Valparaiso IN (RB)
5.00%, 01/01/54(c) 2,000 2,071,334
Indiana Finance Authority
Educational Facilities,
Earlham College Project,
Series A (RB)
5.00%, 10/01/32(c) 150 150,004
Indiana Finance Authority
Midwestern Disaster Relief,
Ohio Valley Electric Corp.
Project, Series C (RB)
3.00%, 11/01/30 1,500 1,411,290
Indiana Finance Authority,
Baptist Healthcare System,
Series A (RB)
5.00%, 08/15/51(c) 4,000 4,040,662
Indiana Finance Authority, Ohio
Valley Electric Corp. Project,
Series A (RB)
4.25%, 11/01/30 7,000 7,083,618
Indiana Finance Authority, Ohio
Valley Electric Corp. Project,
Series B (RB)
3.00%, 11/01/30 5,000 4,704,301
Indiana Finance Authority,
United States Steel Corp.
Project, Series A (RB)
4.12%, 12/01/26 5,500 5,524,664
Indianapolis Local Public
Improvement Bond Bank (RB)
5.75%, 03/01/43(c) 2,340 2,602,608
6.00%, 03/01/53(c) 1,000 1,104,574
6.12%, 03/01/57(c) 3,135 3,462,256
32,322,860
Iowa : 0.8%
City of Coralville, Marriott Hotel
and Convention Center,
Series E (CP)
4.00%, 06/01/29(c) 1,025 983,446
Iowa Finance Authority,
Lifespace Communities, Inc.,
Series A (RB)
5.00%, 05/15/48(c) 4,000 3,901,869
5.00%, 05/15/43(c) 655 651,792
Par
(000’s) Value
Iowa (continued)
Iowa Finance Authority,
Midwestern Disaster Area,
Alcoa Inc. Project (RB)
4.75%, 08/01/42(c) $ 12,000 $ 11,999,572
Iowa Finance Authority,
Midwestern Disaster Area,
Iowa Fertilizer Co. Project,
Series A (RB)
5.00%, 12/01/50(c) (p) 5,105 5,403,989
Iowa Higher Education Loan
Authority, Wartburg College
Project (RB)
4.00%, 10/01/25 1,170 1,154,107
5.00%, 10/01/37(c) 2,115 1,997,741
26,092,516
Kansas : 0.3%
City of Hutchinson, Regional
Medical Center, Inc. (RB)
5.00%, 12/01/41(c) 250 227,724
City of Lenexa, Kansas Health
Care Facility, Lakeview Village,
Inc., Series A (RB)
5.00%, 05/15/43(c) 1,000 998,716
City of Manhattan, Kansas
Health Care Facilities
Authority, Meadowlark Hills
Retirement Community,
Series A (RB)
4.00%, 06/01/46(c) 3,000 2,550,660
City of Manhattan, Kansas
Sales Tax, Downtown
Redevelopment Star Project
Area (RB)
4.00%, 06/01/27(c) 325 324,891
City of Wichita, Health Care
Facilities, Series I (RB)
5.00%, 05/15/38(c) 1,355 1,199,863
City of Wichita, Health Care
Facilities, Series III (RB)
5.00%, 05/15/34(c) 250 230,973
5.00%, 05/15/50(c) 500 386,206
Manhattan Kansas Health Care
Facilities, Meadowlark Hills,
Series A (RB)
4.00%, 06/01/36(c) 1,000 965,151
Topeka Kansas Health Care
Facilities, Brewster Place,
Series A (RB)
6.25%, 12/01/42(c) 1,000 1,060,477
6.50%, 12/01/52(c) 1,000 1,051,709
8,996,370
Kentucky : 1.1%
Christian County School District
Finance Corp. (RB) (AGM)
4.50%, 10/01/48(c) 1,000 1,036,160
Christian County, Jennie Stuart
Medical Center (RB)
5.38%, 02/01/36(c) 100 101,587

Par
(000’s) Value
Kentucky (continued)
City of Henderson, Kentucky
Exempt Facilities, Pratt Paper,
LLC Project, Series A (RB)
4.45%, 01/01/42(c) $ 2,250 $ 2,252,742
Kentucky Economic
Development Finance
Authority Hospital, Series A
(RB)
5.00%, 06/01/45(c) 1,720 1,736,976
5.00%, 06/01/31(c) 1,315 1,350,346
Kentucky Economic
Development Finance
Authority, Louisville Arena
Authority, Inc., Series A (RB)
(AGM)
5.00%, 12/01/47(c) 760 760,348
Kentucky Economic
Development Finance
Authority, Louisville Arena
Project, Series A (RB) (AGM)
5.00%, 12/01/45(c) 4,655 4,814,516
Kentucky Economic
Development Finance
Authority, Masonic Home
Independent Living II, Inc.,
Series A (RB)
5.00%, 05/15/46(c) 250 198,018
5.00%, 05/15/36(c) 350 311,702
5.00%, 05/15/31(c) 2,545 2,401,840
Kentucky Economic
Development Finance
Authority, Masonic Homes of
Kentucky, Inc. (RB)
5.38%, 11/15/32(c) 400 376,596
5.50%, 11/15/45(c) 250 207,581
Kentucky Economic
Development Finance
Authority, Owensboro Health
System, Inc., Series A (RB)
5.00%, 06/01/26 175 177,469
5.00%, 06/01/41(c) 990 1,004,746
5.25%, 06/01/41(c) 750 763,710
Kentucky Economic
Development Finance
Authority, Owensboro Health
System, Inc., Series B (RB)
5.00%, 06/01/40(c) 500 508,254
Kentucky Public Energy
Authority (RB)
5.00%, 05/01/55(c) (p) 2,500 2,650,290
Kentucky Public Energy
Authority, Gas Supply, Series
B (RB)
5.00%, 01/01/55(c) (p) 1,500 1,615,234
Louisville & Jefferson County,
UOFL Health Project, Series A
(RB) (AGM)
5.00%, 05/15/52(c) 4,000 4,121,441
5.00%, 05/15/47(c) 3,170 3,288,308
Par
(000’s) Value
Kentucky (continued)
Louisville/Jefferson County
Metropolitan Government
(RB) (AGM)
5.00%, 05/15/47(c) $ 2,500 $ 2,625,579
Paducah Electric Plant Board,
Series A (RB) (AGM)
5.00%, 10/01/29(c) 1,045 1,083,157
33,386,600
Louisiana : 1.7%
Calcasieu Parish Memorial
Hospital Service District (RB)
5.00%, 12/01/39(c) 3,800 3,724,503
City of Shreveport, Water and
Sewer Revenue, Series C (RB)
(BAM)
5.00%, 12/01/25 100 102,178
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, CDF Healthcare of
Louisiana, LLC Project, Series
A (RB)
5.62%, 06/01/45(c) 900 788,438
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, City of New
Orleans Gomesa Project (RB)
4.00%, 11/01/46(c) 2,850 2,662,239
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Jefferson Parish
Gomesa Project (RB) (NATL)
4.00%, 11/01/44(c) 1,900 1,781,732
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Parc Fontaine
Apartments, Series A (RB)
4.25%, 12/01/35(c) 175 135,220
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Westlake Chemical
Corp. Project (RB)
3.50%, 11/01/32(c) 5,745 5,572,123
Louisiana Public Facilities
Authority, Loyola University
Project, (RB)
5.25%, 10/01/46(c) 1,500 1,590,426
Louisiana Public Facilities
Authority, Solid Waste
Disposal , Louisiana Pellets,
Inc. Project, Series A (RB)
7.50%, 07/01/23(d) * 2,259 23

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Louisiana (continued)
Louisiana Public Facilities
Authority, Solid Waste
Disposal Revenue, Louisiana
Pellets, Inc. Project (RB)
7.75%, 07/01/39(c) (d) * $ 1,647 $ 16
Louisiana Public Facilities
Authority, Solid Waste
Disposal Revenue, Louisiana
Pellets, Inc. Project, Series A
(RB)
8.38%, 07/01/39(c) (d) * 1,389 14
Louisiana Stadium and
Exposition District, Series A
(RB)
5.00%, 07/01/48(c) 5,000 5,383,591
New Orleans Aviation Board,
North Terminal Project,
Series A (RB)
5.00%, 01/01/40(c) 2,160 2,163,168
Parish of St James, Nustar
Logistics, LP Project (RB)
5.85%, 08/01/41(p) 750 761,399
6.35%, 07/01/40(c) 11,355 12,543,893
Parish of St James, Nustar
Logistics, LP Project, Series
A (RB)
6.35%, 10/01/40(c) 6,000 6,628,213
Parish of St John the Baptist
LA (RB)
2.20%, 06/01/37(p) 6,500 6,294,231
Tangipahoa Parish, Louisiana
Hospital Service, District
No.1, North Oaks Health
System Project (RB)
4.00%, 02/01/37(c) 1,530 1,516,860
51,648,267
Maine : 0.3%
Maine Health & Higher
Educational Facilities
Authority (RB) (AGM)
4.75%, 07/01/53(c) 1,500 1,555,733
Maine Health and Higher
Educational Facilities
Authority, Eastern Maine
Medical Center Obligated
Group Issue, Series A (RB)
4.00%, 07/01/46(c) 1,695 1,407,320
5.00%, 07/01/41(c) 1,000 985,094
5.00%, 07/01/46(c) 5,345 5,044,856
8,993,003
Maryland : 1.7%
Baltimore Maryland, Special
Obligation, Harbor Point
Project (RB)
5.00%, 06/01/51(c) 1,000 1,006,678
City of Baltimore, Convention
Center Hotel (RB)
5.00%, 09/01/39(c) 1,000 974,251
5.00%, 09/01/46(c) 2,000 1,865,354
Par
(000’s) Value
Maryland (continued)
5.00%, 09/01/42(c) $ 2,250 $ 2,164,951
5.00%, 09/01/30(c) 1,000 1,001,098
City of Baltimore, East
Baltimore Research Park
Project, Series A (RB)
5.00%, 09/01/38(c) 500 503,804
City of Baltimore, Harbor Point
Project (RB)
5.12%, 06/01/43(c) 250 250,783
County of Frederick, Maryland
Educational Facilities
Project, Mount Saunt Mary's
University, Series A (RB)
5.00%, 09/01/37(c) 1,000 1,003,639
Frederick County Maryland,
Urban Community
Development Authority,
Series A (ST)
4.00%, 07/01/50(c) 1,965 1,794,376
Frederick County, Education
Facilities Project, Series A (RB)
5.00%, 09/01/45(c) 6,470 6,256,924
Frederick County, Maryland
Educational Facilities
Project, Mount Saint Mary's
University, Series A (RB)
5.00%, 09/01/32(c) 2,000 2,019,241
Frederick County, Maryland,
Jefferson Technology Park
Project, Series B (TA)
4.62%, 07/01/43(c) 1,900 1,866,938
Howard County, Series A (TA)
4.50%, 02/15/47(c) 2,500 2,372,185
Maryland Economic
Development Corp. (RB)
5.25%, 06/30/55(c) 6,000 6,261,563
Maryland Economic
Development Corp., CNX
Marine Terminal, Inc. Port of
Baltimore Facility (RB)
5.75%, 09/01/25(c) 6,785 6,837,935
Maryland Economic
Development Corp., Metro
Centre at Owings Mills
Project (TA)
4.38%, 07/01/36(c) 470 459,913
4.50%, 07/01/44(c) 530 504,949
Maryland Economic
Development Corp., Port
Covington Project (TA)
4.00%, 09/01/40(c) 2,250 2,078,725
4.00%, 09/01/50(c) 3,250 2,750,556
Maryland Economic
Development Corp., Purple
Line Light Rail Project, Series
B (RB)
5.25%, 06/30/47(c) 5,000 5,268,863
5.25%, 06/30/52(c) 1,085 1,136,721

Par
(000’s) Value
Maryland (continued)
Maryland Health & Higher
Educational Facilities
Authority (RB)
4.00%, 07/01/48(c) $ 1,435 $ 1,332,441
Maryland Health and Higher
Educational Facilities
Authority, Mercy Medical
Center, Series A (RB)
4.00%, 07/01/42(c) 400 371,475
5.00%, 07/01/38(c) 250 253,512
Maryland Health and Higher
Educational Facilities
Authority, Meritus Medical
Center (RB)
4.00%, 07/01/30(c) 210 209,466
4.25%, 07/01/35(c) 145 143,639
5.00%, 07/01/33(c) 625 632,042
5.00%, 07/01/40(c) 500 503,420
Prince George County,
Collington Episcopal Life Care
Community, Inc. (RB)
5.25%, 04/01/37(c) 1,000 1,000,663
Prince George's County,
Suitland-Naylor Road Project
(TA)
4.75%, 07/01/36(c) 500 502,424
53,328,529
Massachusetts : 1.6%
Collegiate Charter School of
Lowell (RB)
5.00%, 06/15/39(c) 365 368,157
Commonwealth of
Massachusetts (RB) (BAM-
TCRS NATL)
5.50%, 01/01/34 1,420 1,649,604
Massachusetts Development
Finance Agency (RB)
5.00%, 07/01/34(c) 1,120 1,147,639
5.00%, 09/01/59(c) 2,000 2,080,241
Massachusetts Development
Finance Agency (RB) (AGM)
3.00%, 10/01/45(c) 3,000 2,328,405
Massachusetts Development
Finance Agency, Boston
Medical Center Issue , Series
D (RB)
4.00%, 07/01/45(c) 535 498,153
Massachusetts Development
Finance Agency, Boston
Medical Center Issue, Series
D (RB)
5.00%, 07/01/44(c) 2,120 2,122,041
Massachusetts Development
Finance Agency, Boston
Medical Center Issue, Series
G (RB)
5.25%, 07/01/52(c) 5,435 5,840,528
Par
(000’s) Value
Massachusetts (continued)
Massachusetts Development
Finance Agency, Boston
Student Housing Project (RB)
5.00%, 10/01/48(c) $ 1,000 $ 1,004,003
Massachusetts Development
Finance Agency, Emerson
College (RB)
5.00%, 01/01/35(c) 500 502,191
Massachusetts Development
Finance Agency, Emmanuel
College, Series A (RB)
5.00%, 10/01/43(c) 1,035 1,038,723
Massachusetts Development
Finance Agency, Lasell
University (RB)
4.00%, 07/01/45(c) 2,400 1,995,022
Massachusetts Development
Finance Agency, Lawrence
General Hospital (RB)
5.00%, 07/01/34(c) 1,000 930,771
Massachusetts Development
Finance Agency, Lawrence
General Hospital, Series A
(RB)
5.25%, 07/01/34(c) 350 332,258
Massachusetts Development
Finance Agency, Linden
Ponds, Inc. Facility (RB)
5.00%, 11/15/38(c) 500 521,332
5.12%, 11/15/46(c) 500 516,731
Massachusetts Development
Finance Agency, Newbridge
on the Charles, Inc. (RB)
4.00%, 10/01/32(c) 1,000 1,001,431
4.12%, 10/01/42(c) 2,500 2,369,479
5.00%, 10/01/57(c) 14,550 14,612,389
5.00%, 10/01/47(c) 1,400 1,413,775
Massachusetts Development
Finance Agency, South Shore
Hospital Issue, Series I (RB)
4.00%, 07/01/36(c) 1,500 1,433,097
Massachusetts Development
Finance Agency, Springfield
College Issue, Series A (RB)
(AGM)
4.00%, 06/01/56(c) 5 4,155
Massachusetts Development
Finance Agency, UMass
Boston Student Housing
Project (RB)
5.00%, 10/01/41(c) 1,930 1,948,401
Massachusetts Development
Finance Agency, UMass
Dartmouth Student Housing
Project (RB)
5.00%, 10/01/48(c) 1,000 1,005,531

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Massachusetts (continued)
Massachusetts Development
Finance Agency, UMass
Memorial Health Care
Obligated Group Issue, Series
I (RB)
5.00%, 07/01/46(c) $ 510 $ 513,855
5.00%, 07/01/29(c) 190 194,168
Massachusetts State
Development Finance
Agency, Wellforce Issue,
Series A (RB)
5.00%, 07/01/33(c) 1,250 1,270,837
48,642,917
Michigan : 0.6%
Calhoun County Hospital
Finance Authority, Oaklawn
Hospital (RB)
5.00%, 02/15/41(c) 290 283,847
City of Detroit, Michigan
Unlimited Tax (GO)
5.50%, 04/01/45(c) 250 266,068
City of Detroit, Michigan
Unlimited Tax, Series A (GO)
5.00%, 04/01/50(c) 1,475 1,525,018
5.00%, 04/01/46(c) 135 140,567
Detroit Downtown
Development Authority (TA)
5.00%, 07/01/48(c) 1,000 1,052,515
Detroit Service Learning
Academy, Public School
Academy (RB) (AGM)
4.00%, 07/01/41(c) 1,000 871,139
Flint Michigan Hospital Building
Authority, Hurley Medical
Center (RB)
4.00%, 07/01/41(c) 500 456,038
Flint Michigan Hospital Building
Authority, Series B (RB)
4.75%, 07/01/28(c) 315 307,336
Ivywood Classical Academy (RB)
6.25%, 01/01/59(c) 1,000 1,018,144
Michigan Finance Authority,
Presbyterian Villages of
Michigan (RB)
5.25%, 11/15/35(c) 250 239,502
5.50%, 11/15/45(c) 300 270,746
Michigan Finance Authority,
Public Lighting Authority
Local Project, Series B (RB)
5.00%, 07/01/39(c) 215 215,133
5.00%, 07/01/44(c) 3,575 3,576,580
Michigan Finance Authority,
Thomas M. Cooley Law
School Project (RB)
5.00%, 07/01/34(c) 795 795,718
Michigan Finance Authority,
Tobacco Settlement Bonds,
Series B-2 (RB)
0.01%, 06/01/65(c) 15,500 1,718,119
Par
(000’s) Value
Michigan (continued)
Michigan State Building
Authority, Series F (RB)
4.00%, 10/01/24 $ 100 $ 100,042
Michigan Strategic Fund,
Evangelical Homes Project
(RB)
5.25%, 06/01/32(c) 900 888,577
5.50%, 06/01/47(c) 1,900 1,704,408
Michigan Strategic Fund, I-75
Improvement Project (RB)
5.00%, 12/31/32(c) 700 725,950
5.00%, 06/30/48(c) 1,470 1,490,731
5.00%, 06/30/31(c) 600 622,676
Michigan Tobacco Settlement
Finance Authority, Series B
(RB)
0.01%, 06/01/52(c) 260 33,946
18,302,800
Minnesota : 0.8%
Chippewa County, Chippewa
County-Montevideo Hospital
Project (RB)
4.00%, 03/01/37(c) 135 130,970
City of Anoka, Homestead at
Anoka, Inc. Project (RB)
4.25%, 11/01/27(c) 405 395,965
City of Brooklyn Park, Charter
School, Athlos Leadership
Academy Project, Series A
(RB)
5.50%, 07/01/40(c) 245 229,202
5.50%, 07/01/35(c) 1,070 1,048,475
City of Crookston, Health Care
Facilities, Riverview Health
Project (RB)
5.00%, 05/01/34(c) 3,000 2,335,471
City of Deephaven, Charter
School, Eagle Ridge Academy
Project, Series A (RB)
5.25%, 07/01/40(c) 500 503,534
5.50%, 07/01/50(c) 2,860 2,875,069
City of Forest Lake,
International Language
Academy, Series A (RB) (SAW)
5.38%, 08/01/50(c) 500 507,322
City of Maple Grove, Minnesota
Health Care Facilities (RB)
3.38%, 05/01/33(c) 115 105,702
City of Minneapolis, Fairview
Health Services, Series A (RB)
5.00%, 11/15/34(c) 1,830 1,895,433
City of St. Louis Park, Place Via
Sol Project (RB) (AMBAC)
6.00%, 07/01/53(d) (p) * 1,927 192,740
City of St. Paul, Housing and
Redevelopment Authority,
Series A (RB)
4.00%, 07/01/35(c) 1,000 993,972
5.75%, 09/01/46(c) 325 330,457

Par
(000’s) Value
Minnesota (continued)
Duluth Economic Development
Authority (RB)
4.00%, 07/01/41(c) $ 2,255 $ 1,872,417
Housing & Redevelopment
Authority of The City of St
Paul Minnesota (RB)
4.00%, 11/15/43(c) 2,000 1,840,321
Minneapolis Minnesota Heath
Care System, Fairview Health
Services, Series A (RB)
5.00%, 11/15/49(c) 2,000 2,017,493
Minnesota Higher Education
Facilities Authority, Augsburg
College, Series A (RB)
5.00%, 05/01/46(c) 3,730 3,445,845
Minnesota Higher Education
Facilities Authority, Augsburg
College, Series B (RB)
4.25%, 05/01/40(c) 900 780,701
Minnesota Higher Education
Facilities Authority, Bethel
University (RB)
5.00%, 05/01/47(c) 2,000 1,782,883
Township of Baytown, St. Croix
Preparatory Academy Project,
Series A (RB)
4.00%, 08/01/36(c) 250 237,838
Woodbury, Minnesota Charter
School Lease, Woodbury
Leadership Academy Project,
Series A (RB)
4.00%, 07/01/56(c) 1,150 849,282
24,371,092
Mississippi : 0.2%
Mississippi Development Bank,
Magnolia Regional Health
Center Project (RB)
4.00%, 10/01/41(c) 3,500 2,945,426
5.00%, 10/01/32(c) 1,530 1,561,165
Mississippi Hospital Equipment
and Facilities Authority,
Baptist Memorial Health
Corp., Series A (RB)
5.00%, 09/01/41(c) 3,000 3,033,413
7,540,004
Missouri : 0.8%
Boone County, Boone Hospital
Center (RB)
3.00%, 08/01/34(c) 410 290,071
4.00%, 08/01/38(c) 565 405,826
City of Liberty, Liberty
Commons Project, Series A
(TA)
5.75%, 06/01/35(c) 500 474,634
City of Nevada, Regional
Medical Center (RB) (ACA)
4.30%, 10/01/26(c) 40 39,892
Par
(000’s) Value
Missouri (continued)
City of St. Louis, Industrial
Development Authority,
Ballpark Village Development
Project, Series A (RB)
4.38%, 11/15/35(c) $ 250 $ 218,693
Health & Educational Facilities
Authority of the State of
Missouri (RB)
4.00%, 11/15/42(c) 1,150 1,115,377
5.25%, 02/01/48(c) 1,000 1,056,669
5.25%, 02/01/54(c) 250 262,387
Health and Educational
Facilities Authority, Lutheran
Senior Services Projects,
Series C (RB)
4.00%, 02/01/42(c) 475 444,802
I-470 Western Gateway
Transportation Development
District, Series A (RB)
5.25%, 12/01/48(c) 1,100 1,103,463
Kansas City Industrial
Development Authority,
Methodist Retire Home,
Series B (RB)
5.00%, 11/15/46 5,352 3,841,178
Kirkwood Industrial
Development Authority,
Missouri Retirement
Community, Series A (RB)
5.25%, 05/15/50(c) 2,000 1,717,942
5.25%, 05/15/37(c) 1,500 1,436,530
Lees Summit Industrial
Development Authority (RB)
5.00%, 08/15/39(c) 1,000 1,054,897
5.62%, 08/15/54(c) 500 519,218
Lees Summit Industrial
Development Authority, John
Knox Village, Series A (RB)
5.00%, 08/15/42(c) 2,000 1,935,319
5.00%, 08/15/32(c) 2,430 2,466,302
5.00%, 08/15/36(c) 1,550 1,558,011
Missouri State Health and
Educational Facilities
Authority, Lutheran Senior
Services Project, Series A (RB)
5.00%, 02/01/42(c) 3,000 3,069,523
St. Joseph Industrial
Development Authority,
Missouri Healthcare, Series
A (RB)
5.00%, 01/01/50(c) 1,000 774,666
St. Louis County, Industrial
Development Authority,
Friendship Village St. Louis,
Series A (RB)
5.00%, 09/01/38(c) 500 506,235

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Missouri (continued)
St. Louis County, Industrial
Development Authority, St.
Andrew's Resources, Series
A (RB)
5.00%, 12/01/35(c) $ 150 $ 148,329
University City of Missouri
Industrial Development
Authority of University City,
Missouri, Series A (RB)
4.88%, 06/15/36(c) 935 950,941
25,390,905
Montana : 0.2%
City of Forsyth, Rosebud
County, Montana Pollution
Control, Series A (RB)
3.90%, 03/01/31(c) 2,000 1,972,145
Montana Facility Finance
Authority, Bozeman
Deaconess Health Services,
Series A (RB)
4.00%, 06/01/45(c) 415 390,968
Montana Facility Finance
Authority, Health Care
Facilities, Children's Home &
Hospital Project, Series A (RB)
4.00%, 07/01/50(c) 1,970 1,327,786
Montana Facility Finance
Authority, Kalispell Regional
Medical Center, Series B (RB)
4.12%, 07/01/38(c) 500 498,881
5.00%, 07/01/48(c) 1,270 1,281,270
5,471,050
Nebraska : 0.1%
Central Plains Energy Project,
Gas Project Crossover No. 3,
Series A (RB)
5.00%, 09/01/30 2,000 2,125,887
5.00%, 09/01/34 1,000 1,080,959
5.00%, 09/01/36 500 539,901
Central Plains Energy Project,
Series G (RB)
5.00%, 05/01/53(c) (p) 235 246,816
3,993,563
Nevada : 0.4%
City of Las Vegas, Special
Improvement District No.
814 (SA)
4.00%, 06/01/44(c) 230 198,410
4.00%, 06/01/49(c) 525 434,115
City of Reno, Tax Increment
Senior Lien, Series C (TA)
5.40%, 06/01/27(c) 745 744,865
Clark County School District,
Series A (GO)
5.00%, 06/15/26 2,000 2,076,037
Clark County, Special
Improvement District No.
159 (SA)
5.00%, 08/01/35(c) 160 160,939
Par
(000’s) Value
Nevada (continued)
Director of the State of Nevada
Department of Business and
Industry, Brightline West
Passenger Rail Project, Series
A-3 (RB)
8.12%, 01/01/50(c) (p) $ 1,000 $ 1,048,746
Henderson Local Improvement
District No. T-18 (SA)
4.00%, 09/01/35(c) 610 561,994
North Las Vegas, Special
Improvement District No. 64
(SA)
4.62%, 06/01/49(c) 220 213,633
North Las Vegas, Special
Improvement District No. 64
(SA) (SAW)
4.62%, 06/01/43(c) 470 465,012
State of Nevada Department of
Business & Industry (RB)
8.12%, 01/01/50(c) (p) 1,000 1,013,758
State of Nevada, Department
of Business and Industry,
Somerset Academy, Series
A (RB)
5.00%, 12/15/35(c) 2,000 2,014,383
5.00%, 12/15/48(c) 500 489,713
5.00%, 12/15/38(c) 400 401,713
5.12%, 12/15/45(c) 1,000 1,001,315
10,824,633
New Hampshire : 0.3%
National Finance Authority,
Ascentria Care Alliance
Project (RB)
5.00%, 07/01/51(c) 1,220 1,036,484
National Finance Authority,
New Hampshire Resource
Recovery, Covanta Project,
Series C (RB)
4.88%, 11/01/42(c) 3,375 3,254,163
National Finance Authority,
New Hampshire,
Presbyterian Senior Living
Project, Series A (RB)
5.25%, 07/01/48(c) 1,000 1,056,266
National Finance Authority,
Springpoints Living Project
(RB)
4.00%, 01/01/41(c) 1,000 909,802
National Finance Authority, The
Vista Project, Series A (RB)
5.62%, 07/01/46(c) 2,600 2,605,736
New Hampshire Health and
Education Facilities Authority,
Hillside Village, Series A (RB)
6.12%, 07/01/52(c) (d) * 625 250
6.12%, 07/01/37(c) (d) * 938 375
6.25%, 07/01/42(c) (d) * 313 125
8,863,201

Par
(000’s) Value
New Jersey : 2.6%
Casino Reinvestment
Development Authority (RB)
5.25%, 11/01/44(c) $ 8,450 $ 8,458,998
Casino Reinvestment
Development Authority,
Luxury Tax (RB)
5.25%, 11/01/39(c) 1,410 1,412,519
New Jersey Economic
Development Authority,
Bancroft Neurohealth
Project, Series A (RB)
5.00%, 06/01/36(c) 470 471,682
New Jersey Economic
Development Authority,
Continental Airlines, Inc.
Project (RB)
5.25%, 09/15/29(c) 1,645 1,645,974
5.50%, 06/01/33(c) 60 60,380
5.62%, 11/15/30(c) 2,035 2,052,208
5.62%, 11/15/30(c) 285 287,410
5.75%, 09/15/27(c) 725 725,613
New Jersey Economic
Development Authority,
Kapkowski Road Landfill
Reclamation Improvement
District Project (SA)
5.75%, 04/01/31 55 56,129
New Jersey Economic
Development Authority, Lions
Gate Project (RB)
4.88%, 01/01/29(c) 655 654,343
5.00%, 01/01/34(c) 500 500,020
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series A (RB)
4.00%, 07/01/34(c) 2,000 1,967,065
4.00%, 07/01/32(c) 1,640 1,632,353
5.00%, 07/01/33(c) 4,640 4,745,866
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series A (RB) (BAM)
5.00%, 07/01/28(c) 2,500 2,612,295
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series B (RB) (XLCA)
0.00%, 07/01/26^ 515 479,375
New Jersey Economic
Development Authority, New
Jersey Transit Corp. Project,
Series B (RB)
4.00%, 11/01/25 120 121,356
New Jersey Economic
Development Authority, Port
Newark Container Terminal
LLC Project (RB)
5.00%, 10/01/47(c) 3,300 3,352,850
Par
(000’s) Value
New Jersey (continued)
New Jersey Economic
Development Authority,
School Facilities Construction,
Series AAA (RB)
5.00%, 06/15/36(c) $ 305 $ 320,549
5.00%, 06/15/35(c) 725 761,960
New Jersey Economic
Development Authority,
School Facilities Construction,
Series BBB (RB)
5.50%, 06/15/29(c) 165 175,293
New Jersey Economic
Development Authority,
School Facilities Construction,
Series EEE (RB)
5.00%, 06/15/48(c) 2,880 2,962,807
New Jersey Economic
Development Authority,
School Facilities Construction,
Series LLL (RB)
5.00%, 06/15/38(c) 600 641,109
New Jersey Economic
Development Authority,
School Facilities Construction,
Series MMM (RB)
4.00%, 06/15/35(c) 500 510,186
New Jersey Economic
Development Authority,
School Facilities Construction,
Series QQQ (RB)
4.00%, 06/15/40(c) 600 604,958
4.00%, 06/15/35(c) 700 715,429
4.00%, 06/15/38(c) 600 608,900
New Jersey Economic
Development Authority,
School Facilities Construction,
Series WW (RB)
5.00%, 06/15/35(c) 680 692,404
5.00%, 06/15/37(c) 630 641,491
5.25%, 06/15/28(c) 435 441,398
New Jersey Economic
Development Authority,
School Facilities Construction,
Series XX (RB)
4.38%, 06/15/27(c) 420 422,784
5.00%, 06/15/26(c) 105 106,915
New Jersey Economic
Development Authority, The
Goethals Bridge Replacement
Project (RB)
5.12%, 01/01/34(c) 350 350,364
5.50%, 01/01/27(c) 500 500,708
New Jersey Economic
Development Authority, West
Campus Housing, LLC, Series
A (RB)
4.12%, 07/01/30(c) 150 141,070

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New Jersey (continued)
New Jersey Educational
Facilities Authority, Higher
Educational Capital
Improvement, Series A (RB)
5.00%, 09/01/26(c) $ 330 $ 330,660
New Jersey Educational
Facilities Authority, Rider
University, Series F (RB)
5.00%, 07/01/47(c) 490 382,614
New Jersey Educational
Facilities Authority, The
College of saint Elizabeth
Issue, Series D (RB)
5.00%, 07/01/46(c) 2,500 2,216,728
New Jersey Health Care
Facilities Financing
Authority, Hospital Asset
Transformation Program (RB)
5.00%, 10/01/28(c) 500 525,974
New Jersey Transportation
Trust Fund Authority (RB)
3.00%, 06/15/50(c) 3,000 2,352,997
4.25%, 06/15/44(c) 1,405 1,418,841
New Jersey Transportation
Trust Fund Authority, Series
A (RB)
0.00%, 12/15/25^ 270 257,824
0.00%, 12/15/25^ 230 219,628
0.01%, 12/15/33 5 3,559
5.00%, 12/15/26 5 5,226
5.00%, 12/15/28 200 216,234
5.00%, 12/15/39(c) 385 411,674
New Jersey Transportation
Trust Fund Authority, Series
AA (RB)
4.75%, 06/15/35(c) 150 151,322
5.00%, 06/15/46(c) 340 342,142
5.25%, 06/15/41(c) 505 510,483
New Jersey Transportation
Trust Fund Authority, Series C
(RB) (AMBAC)
0.00%, 12/15/25^ 250 238,726
0.00%, 12/15/28^ 185 159,030
New Jersey Transportation
Trust Fund Authority, Series C
(RB) (NATL)
0.01%, 12/15/31 365 279,737
Newark Housing Port
Authority, Marine Terminal
Redevelopment Project (RB)
(NATL)
5.25%, 01/01/27 100 103,856
South Jersey Port Corp., Marine
Terminal, Series B (RB)
5.00%, 01/01/34(c) 360 374,857
Tobacco Settlement Financing
Corp., Series A (RB)
5.00%, 06/01/46(c) 18,290 18,723,985
5.25%, 06/01/46(c) 2,675 2,771,420
Par
(000’s) Value
New Jersey (continued)
Tobacco Settlement Financing
Corp., Series B (RB)
5.00%, 06/01/46(c) $ 7,970 $ 8,016,372
81,848,650
New Mexico : 0.1%
New Mexico Hospital
Equipment Loan Council,
Haverland Carter Lifestyle
Group -LA Vida Llena
Expansion Project, Series A
(RB)
5.00%, 07/01/49(c) 3,480 3,053,113
Underline
New York : 11.5%
Brooklyn Arena Local
Development Corp., Barclays
Center (RB)
0.00%, 07/15/33^ 370 262,957
0.00%, 07/15/47^ 180 62,101
0.01%, 07/15/32 395 292,777
Brooklyn Arena Local
Development Corp., Barclays
Center, Series A (RB)
5.00%, 07/15/42(c) 9,515 9,679,544
5.00%, 07/15/26 345 355,089
Build NYC Resource Corp. (RB)
4.00%, 08/01/42(c) 1,310 1,222,438
Build NYC Resource Corp.,
Albert Einstein School of
Medicine, Inc., Project (RB)
5.50%, 09/01/45(c) 4,820 4,836,315
Build NYC Resource Corp.,
Brooklyn Navy Yard
Cogeneration Partners, L.P.
Project (RB)
5.00%, 12/31/28 4,940 4,748,698
5.25%, 12/31/33(c) 9,700 9,010,300
Build NYC Resource Corp., East
Harlem Scholars Academy
Charter School Project (RB)
5.75%, 06/01/42(c) 1,000 1,067,136
Build NYC Resource Corp., Kipp
NYC Public School Facilities -
Canal West Project (RB)
5.25%, 07/01/57(c) 1,000 1,038,897
5.25%, 07/01/52(c) 1,000 1,041,605
Build NYC Resource Corp.,
Richmond University Medical
Center Project, Series A (RB)
5.62%, 12/01/50(c) 1,200 1,095,504
Build NYC Resource Corp.,
Shefa School Project, Series A
(RB) (SAW)
5.00%, 06/15/51(c) 5,750 5,682,627
Build NYC Resource Corp.,
Unity Preparatory Charter
School of Brooklyn Project,
Series A (RB)
5.50%, 06/15/63(c) 1,000 1,031,797

Par
(000’s) Value
New York (continued)
City of Troy Capital Resource
Corp., Series A (RB)
4.00%, 09/01/40(c) $ 1,250 $ 1,230,157
County of Suffolk, Series D (GO)
(BAM)
4.00%, 10/15/29(c) 1,000 1,024,464
County of Sullivan NY (SA)
5.35%, 11/01/49(c) 2,000 2,017,755
Dutchess County Local
Development Corp., Bard
College Project, Series A (RB)
5.00%, 07/01/51(c) 3,370 3,422,302
5.00%, 07/01/40(c) 1,500 1,558,898
5.00%, 07/01/45(c) 1,000 1,025,059
Erie Tobacco Asset
Securitization Corp., Series
A (RB)
5.00%, 06/01/38(c) 5 4,859
5.00%, 06/01/45(c) 2,000 1,905,329
Metropolitan Transportation
Authority (RB)
4.25%, 11/15/42(c) 990 990,441
Metropolitan Transportation
Authority, Series D (RB)
4.00%, 11/15/42(c) 1,000 992,022
Monroe County Industrial
Development Corp.,
Rochester regional Health
Project, Series A (RB)
3.00%, 12/01/40(c) 5 3,880
Monroe County Industrial
Development Corp.,
Rochester Regional Health
Project, Series A (RB)
4.00%, 12/01/35(c) 2,100 2,095,818
5.00%, 12/01/31(c) 500 521,986
Nassau County Tobacco
Settlement Corp., Series A-3
(RB)
5.12%, 06/01/46(c) 2,905 2,680,591
New York City Housing
Development Corp., Multi-
Family Housing, Series F (RB)
4.50%, 02/15/48(c) 2,500 2,495,876
New York City Industrial
Development Agency, Airport
Facilities, Series A (RB)
5.00%, 07/01/28(c) 1,400 1,400,061
New York Convention Center
Development Corp. (RB)
5.00%, 11/15/40(c) 3,325 3,361,395
New York Counties Tobacco
Trust IV, Series A (RB)
3.75%, 06/01/45(c) 500 399,144
5.00%, 06/01/45(c) 785 722,018
5.00%, 06/01/42(c) 7,335 6,924,562
New York Counties Tobacco
Trust IV, Series E (RB)
0.00%, 06/01/55(c) ^ 5 447
Par
(000’s) Value
New York (continued)
New York Counties Tobacco
Trust VI, Series A-2B (RB)
5.00%, 06/01/51(c) $ 5,000 $ 4,667,653
5.00%, 06/01/45(c) 1,270 1,203,792
New York Liberty Development
Corp., 3 World Trade Center
Project (RB)
5.38%, 11/15/40(c) 10,000 10,023,208
New York Liberty Development
Corp., Bank of America Tower
at One Bryant Park Project,
Series 3 (RB)
2.80%, 09/15/69(c) 7,000 6,309,537
New York Liberty Development
Corp., Goldman Sachs
Headquarters LLC (RB)
5.25%, 10/01/35 5,000 5,812,116
New York State Dormitory
Authority (RB) (AGM)
5.00%, 07/01/43(c) 2,375 2,463,329
New York State Dormitory
Authority (RB) (SAW)
4.00%, 07/01/53(c) 1,000 962,407
New York State Dormitory
Authority, CUNY Student
Housing Project (RB) (AMBAC)
5.50%, 07/01/35 480 518,062
New York State Dormitory
Authority, Fit Student
Housing Corp. (RB) (NATL)
5.25%, 07/01/31 150 153,976
New York State Dormitory
Authority, Fordham
University, Series A (RB)
5.00%, 07/01/41(c) 1,550 1,582,016
New York State Dormitory
Authority, Montefiore
Obligated Group, Series A
(RB)
5.00%, 08/01/27 1,000 1,023,795
New York State Dormitory
Authority, New School, Series
A (RB)
5.00%, 07/01/46(c) 2,500 2,531,121
New York State Dormitory
Authority, Series A (RB)
5.00%, 07/01/31(c) 1,370 1,413,325
New York State Dormitory
Authority, Yeshiva University,
Series A (RB)
5.00%, 07/15/50(c) 1,000 1,015,295
New York Transportation
Development Corp. (RB)
5.00%, 06/30/60(c) 2,500 2,549,208
5.25%, 06/30/49(c) 1,250 1,319,087
5.38%, 06/30/60(c) 10,000 10,402,308
5.50%, 06/30/60(c) 5,000 5,323,456
5.50%, 06/30/54(c) 1,000 1,067,705

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
New York Transportation
Development Corp. (RB)
(AGM)
5.00%, 12/01/32 $ 6,080 $ 6,590,884
5.00%, 06/30/49(c) 1,000 1,035,987
New York Transportation
Development Corp.,
American Airlines, Inc. John
F. Kennedy International
Airport Project (RB)
5.00%, 08/01/26(c) 5,010 5,012,332
5.00%, 08/01/31(c) 9,640 9,642,137
5.25%, 08/01/31(c) 8,005 8,494,547
5.38%, 08/01/36(c) 2,000 2,130,446
New York Transportation
Development Corp., Delta
Air Lines, Inc. - LaGuardia
Airport Terminals C&D
Redevelopment Project (RB)
4.00%, 01/01/36(c) 4,750 4,754,213
4.00%, 10/01/30 10,665 10,606,924
4.38%, 10/01/45(c) 17,000 16,409,651
5.00%, 01/01/32(c) 1,300 1,341,922
5.00%, 01/01/33(c) 5,230 5,394,955
5.00%, 01/01/30(c) 4,600 4,772,177
5.00%, 01/01/31(c) 3,610 3,730,373
5.00%, 01/01/36(c) 3,850 3,957,543
5.00%, 10/01/40(c) 13,300 13,846,954
5.00%, 10/01/35(c) 13,150 13,840,357
5.62%, 04/01/40(c) 10,395 11,247,904
6.00%, 04/01/35(c) 10,000 11,290,589
New York Transportation
Development Corp., John
F. Kennedy International
Airport New Terminal One
Project (RB)
6.00%, 06/30/54(c) 3,475 3,784,569
New York Transportation
Development Corp., John
F. Kennedy International
Airport Project (RB)
3.00%, 08/01/31 5,765 5,446,436
New York Transportation
Development Corp.,
LaGuardia Airport Terminal
B Redevelopment Project,
Series A (RB)
4.00%, 07/01/31(c) 1,000 996,034
5.00%, 07/01/41(c) 11,445 11,428,321
5.00%, 07/01/46(c) 10,130 10,127,536
5.00%, 07/01/34(c) 4,230 4,234,914
5.00%, 07/01/30(c) 420 420,496
5.25%, 01/01/50(c) 9,720 9,719,691
New York Transportation
Development Corp.,
Terminal 4 John F. Kennedy
International Airport Project
(RB)
5.00%, 12/01/39(c) 1,000 1,063,748
Par
(000’s) Value
New York (continued)
5.00%, 12/01/41(c) $ 1,000 $ 1,053,368
5.00%, 12/01/42(c) 1,000 1,047,262
New York Transportation
Development Corp.,
Terminal 4 John F. Kennedy
International Airport Project
(RB) (AGM)
5.00%, 12/01/30 5,000 5,351,650
5.00%, 12/01/31 2,355 2,541,939
Niagara Area Development
Corp., New York Solid Waste
Disposal Facility, Series A (RB)
4.75%, 11/01/42(c) 2,250 2,136,502
Otsego County Capital
Resource Corp., Hartwick
College Project, Series A (RB)
5.00%, 10/01/45(c) 355 258,265
Suffolk Tobacco Asset
Securitization Corp., Series
B-2 (RB)
0.01%, 06/01/66(c) 10,515 1,060,279
Troy Capital Resource Corp.,
Rensselaer Polytechnic
Institute Project, Series A (RB)
5.00%, 09/01/36(c) 2,020 2,190,734
TSASC, Inc., Tobacco Settlement
Bonds, Series B (RB)
5.00%, 06/01/45(c) 15,000 13,524,849
5.00%, 06/01/48(c) 2,000 1,778,074
Ulster County Capital Resource
Corp., Woodland Pond of
New Paltz Project (RB)
5.00%, 09/15/37(c) 400 360,962
5.25%, 09/15/53(c) 180 144,617
Westchester County Local
Development Corp., Medical
Center (RB)
5.00%, 11/01/46(c) 3,000 2,837,492
Westchester County Local
Development Corp., Pace
University, Series A (RB)
5.50%, 05/01/42(c) 5,000 5,005,645
Westchester Tobacco Asset
Securitization Corp., Series
B (RB)
5.00%, 06/01/41(c) 200 204,098
Yonkers Economic
Development Corp., Charter
School of Educational
Excellence Project, Series A
(RB)
5.00%, 10/15/54(c) 275 275,104
Yonkers Economic
Development Corp., Charter
School of Educational
Excellence Project, Series A
(RB) (AGM)
5.00%, 10/15/39(c) 315 322,216
357,960,941

Par
(000’s) Value
North Carolina : 0.8%
North Carolina Department
of Transportation, I-77 Hot
Lanes Project (RB)
5.00%, 12/31/37(c) $ 1,000 $ 1,009,498
North Carolina Medical Care
Commission (RB)
5.25%, 12/01/54(c) 1,000 1,063,072
North Carolina Medical Care
Commission Health Care
Facilities First Mortgage,
Pennybyrn at Maryfield (RB)
5.00%, 10/01/30(c) 1,000 1,000,518
5.00%, 10/01/35(c) 2,270 2,270,221
North Carolina Medical Care
Commission Health Care
Facilities, Series A (RB)
4.00%, 07/01/49(c) 205 195,352
North Carolina Medical Care
Commission, Pennybyrn at
Maryfield (RB)
5.00%, 10/01/25 60 60,228
North Carolina Medical Care
Commission, Retirement
Facilities (RB)
4.70%, 07/01/37(c) 550 469,061
5.00%, 10/01/37(c) 1,140 1,150,635
5.00%, 10/01/31(c) 3,530 3,570,921
North Carolina Medical Care
Commission, Retirement
Facilities, Series A (RB)
5.00%, 10/01/30(c) 165 163,953
North Carolina Medical Care
Commission, Retirement
Facilities, Series A (RB) (AGM)
5.00%, 07/01/49(c) 385 367,573
North Carolina Medical Care
Commission, Salemtowne
Project (RB)
5.25%, 10/01/37(c) 465 462,781
North Carolina Turnpike
Authority (RB) (AGM)
4.00%, 01/01/55(c) 3,625 3,461,295
North Carolina Turnpike
Authority Triangle
Expressway System Senior
Lien (RB)
5.00%, 01/01/40(c) 5,000 5,245,437
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
5.00%, 01/01/30(c) 1,000 1,036,004
5.00%, 01/01/49(c) 1,430 1,485,548
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
(AGM)
5.00%, 01/01/32(c) 100 107,390
5.00%, 01/01/58(c) 2,500 2,666,916
25,786,403
Par
(000’s) Value
North Dakota : 0.2%
City of Grand Forks ND (RB)
(AGM)
5.00%, 12/01/53(c) $ 2,000 $ 2,082,199
City of Grand Forks, Altru
Health System (RB)
5.00%, 12/01/32(c) 2,000 2,077,860
City of Grand Forks, Altru
Health System (RB) (AGM)
4.00%, 12/01/41(c) 1,000 915,081
City of Williston, Eagle Crest
Apartments LLC Project (RB)
6.25%, 09/01/23(d) * 494 98,715
7.75%, 09/01/38(c) (d) * 1,031 206,257
County of Grand Forks, Red
River Biorefinery, LLC Project,
Series A (RB)
7.00%, 12/15/43(c) (d) * 5,500 165,000
Ward County, North Dakota
Health Care Facilities, Series
C (RB)
5.00%, 06/01/43(c) 1,000 978,453
6,523,565
Ohio : 3.5%
Akron Bath Copley Joint
Township Hospital District,
Summa Health System (RB)
5.25%, 11/15/41(c) 500 509,751
5.25%, 11/15/46(c) 5,000 5,070,418
Brunswick City School District,
Classroom Facilities and
School Improvement (GO)
(BAM)
5.25%, 12/01/53(c) 2,000 2,153,068
Buckeye Tobacco Settlement
Financing Authority, Series
B-2 (RB)
5.00%, 06/01/55(c) 29,075 26,965,914
Buckeye Tobacco Settlement
Financing Authority, Series
B-3 (RB)
0.01%, 06/01/57(c) 100,500 9,454,849
Centerville Ohio Health Care,
Graceworks Lutheran
Services (RB)
5.25%, 11/01/47(c) 1,000 947,258
Cleveland Cuyahoga County,
Port Authority Cultural
Facility, Playhouse Square
Foundation Project (RB)
5.00%, 12/01/28 700 717,057
Columbus-Franklin County
Finance Authority, Ohio
Dominican University Project
(RB) (SBG)
6.50%, 03/01/48(c) 3,800 2,648,813
County of Allen OH Hospital
Facilities Revenue (RB)
4.00%, 11/01/44(c) 2,160 2,104,696
4.00%, 12/01/40(c) 1,000 989,777

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Ohio (continued)
County of Butler (RB)
5.00%, 11/15/32(c) $ 1,035 $ 1,048,301
County of Cuyahoga, Ohio
Convention Hotel Project (CP)
5.00%, 12/01/25(c) 1,805 1,806,814
County of Cuyahoga, Ohio
Hospital, The Metrohealth
System (RB)
4.75%, 02/15/47(c) 340 340,184
5.25%, 02/15/47(c) 10,000 10,183,554
5.50%, 02/15/52(c) 1,225 1,252,110
5.50%, 02/15/57(c) 3,000 3,059,168
County of Lukas, Ohio Hospital,
Promedica Healthcare, Series
A (RB) (AGM)
5.25%, 11/15/48(c) 2,000 2,045,861
County of Montgomery,
Premier Health Partners
Obligated Group, Series A
(RB)
4.00%, 11/15/42(c) 3,940 3,701,710
4.00%, 11/15/45(c) 2,250 2,055,859
Muskingum County, Ohio
Hospital Facilities, Genesis
HealthCare System Project
(RB)
5.00%, 02/15/44(c) 1,750 1,720,699
5.00%, 02/15/33(c) 490 490,001
Ohio Air Quality Development
Authority, AMG Vanadium
Project (RB)
5.00%, 07/01/49(c) 11,000 10,400,684
Ohio Air Quality Development
Authority, Dayton Co. Project,
Series B (RB)
4.25%, 11/01/40(p) 2,000 2,028,869
Ohio Air Quality Development
Authority, Duke Energy Corp.
Project, Series B (RB)
4.25%, 11/01/39(p) 1,000 1,008,536
Ohio Air Quality Development
Authority, Ohio Valley Electric
Corp. Project, Series A (RB)
3.25%, 09/01/29 2,750 2,659,567
Ohio Air Quality Development
Authority, Pratt Paper LLC
Project (RB)
4.50%, 01/15/48(c) 2,000 1,994,211
Ohio Airport Special Revenue,
Continental Airlines, Inc.
Project (RB)
5.38%, 09/15/27(c) 5,000 5,002,110
Ohio University, A State
University of Ohio, Series A
(RB)
5.00%, 12/01/45(c) 1,250 1,288,836
Par
(000’s) Value
Ohio (continued)
Southeastern Ohio Port
Authority, Hospital Facilities
Revenue, Memorial Health
System Obligated Group
Project (RB)
5.00%, 12/01/43(c) $ 1,240 $ 1,151,349
5.00%, 12/01/35(c) 245 235,519
5.50%, 12/01/43(c) 70 69,093
Washington County, Ohio
Hospital Facilities, Memorial
Health System (RB)
6.75%, 12/01/52(c) 2,235 2,445,158
107,549,794
Oklahoma : 1.3%
Atoka Industrial Development
Authority Solid Waste
Disposal Facilities, Gladieux
Metals Recycling Oklahoma,
LLC Project (RB)
8.00%, 08/01/39(c) 1,000 1,021,780
Norman Regional Hospital
Authority (RB)
3.25%, 09/01/38(c) 340 258,719
4.00%, 09/01/37(c) 2,365 2,081,158
4.00%, 09/01/45(c) 1,000 831,420
Oklahoma County Finance
Authority (RB)
6.50%, 06/15/64(c) 1,250 1,291,195
Oklahoma Development
Finance Authority, Oklahoma
City University Project (RB)
5.00%, 08/01/44(c) 4,305 4,315,075
Oklahoma Development
Finance Authority, OU
Medicine Project, Series B
(RB)
5.00%, 08/15/33(c) 700 723,515
5.25%, 08/15/43(c) 2,900 2,983,774
5.25%, 08/15/48(c) 8,000 8,165,246
Oklahoma Development
Finance Authority, OU
Medicine Project, Series B
(RB) (AGM)
5.50%, 08/15/52(c) 1,300 1,340,912
5.50%, 08/15/57(c) 7,290 7,500,422
Rogers County Industrial
Development Authority (RB)
3.62%, 04/01/40(c) 375 348,588
Tulsa Airports Improvement
Trust (RB)
5.50%, 06/01/35(c) 5,000 5,004,716
Tulsa Municipal Airport Trust,
American Airlines, Inc. (RB)
5.00%, 06/01/35(c) (p) 4,455 4,490,549
40,357,069

Par
(000’s) Value
Oregon : 0.1%
Multnomah County, Oregon
Hospital Facilities Authority,
PArkview Project, Series A
(RB) (AGM)
4.00%, 12/01/36(c) $ 1,000 $ 917,373
Oregon State Facilities
Authority (RB)
5.00%, 10/01/35(c) 2,260 2,302,976
Oregon State Facilities
Authority, Samaritan Health
Services Project (RB)
5.00%, 10/01/46(c) 1,000 1,006,633
4,226,982
Pennsylvania : 4.2%
Allegheny County Airport
Authority, Pittsburgh
International Airport, Series A
(RB) (AGM)
5.50%, 01/01/48(c) 1,410 1,553,254
Allentown Neighborhood
Improvement Zone
Development Authority (RB)
5.00%, 05/01/42(c) 2,000 2,005,213
5.00%, 05/01/32(c) 250 253,947
5.00%, 05/01/33(c) 250 255,021
5.00%, 05/01/28 840 858,565
5.00%, 05/01/28 550 558,352
5.00%, 05/01/42(c) 2,245 2,256,668
5.38%, 05/01/42(c) 4,000 4,030,733
Berks County Industrial
Development Authority,
Tower Health Project (RB)
5.00%, 11/01/24 500 453,513
5.00%, 11/01/26 120 76,800
5.00%, 11/01/34(c) 110 70,400
5.00%, 11/01/28(c) 470 300,800
5.00%, 11/01/30(c) 1,000 640,000
Berks County Municipal
Authority, Reading Hospital
and Medical Center Project,
Series A (RB)
5.00%, 11/01/44(c) 1,000 640,000
Berks County Municipal
Authority, Tower Health
Project (RB)
4.00%, 11/01/47(c) 3,425 2,192,000
Berks County Municipal
Authority, Tower Health
Project, Series A (RB)
5.00%, 02/01/27 1,000 640,000
5.00%, 02/01/30 860 550,400
Berks County Municipal
Authority, Tower Health
Project, Series B-2 (RB)
5.00%, 02/01/40(c) (p) 6,000 3,840,000
Butler County Hospital
Authority, Butler Health
System Project, Series A (RB)
5.00%, 07/01/39(c) 1,465 1,430,514
Par
(000’s) Value
Pennsylvania (continued)
Central Texas Regional Mobility
Authority, Subordinated Lien,
Series G (RB)
6.00%, 10/01/48(c) $ 1,000 $ 999,937
Chester County Health and
Education Facilities Authority,
Immaculata University
Project (RB)
5.00%, 11/01/46(c) 430 348,579
Chester County Industrial
Development Authority (RB)
5.25%, 10/15/47(c) 1,250 1,228,501
Chester County Industrial
Development Authority,
Woodland at Greystone
Project (SA)
5.00%, 03/01/38(c) 1,200 1,199,087
5.12%, 03/01/48(c) 1,897 1,828,402
County of Cumberland, Diakon
Lutheran Social Ministries
(RB)
4.00%, 01/01/33(c) 185 182,008
Crawford County Hospital
Authority, Meadville Medical
Center Project, Series A (RB)
6.00%, 06/01/46(c) 440 444,730
6.00%, 06/01/51(c) 345 347,307
Cumberland County Municipal
Authority (RB)
5.00%, 01/01/45(c) 3,000 2,779,069
Delaware County Industrial
Development Authority,
Chester Community Charter
School Project, Series A (RB)
5.12%, 06/01/46(c) 395 388,600
Delaware Valley, Pennsylvania
Regional Finance Authority,
Series A (RB) (AMBAC)
5.50%, 08/01/28 2,880 3,112,710
Erie Pennsylvania Higher
Education Building Authority,
Mercyhurst University Project
(RB)
5.00%, 09/15/37(c) 1,000 969,990
Franklin County Industrial
Development Authority,
Menno-Haven, Inc. Project
(RB)
5.00%, 12/01/49(c) 500 464,074
5.00%, 12/01/54(c) 215 195,101
Lancaster County Hospital
Authority, Brethren Village
Project (RB)
5.12%, 07/01/37(c) 1,000 1,002,772
Lancaster County Hospital
Authority, St. Anne's
Retirement Community, Inc.
Project (RB)
5.00%, 03/01/50(c) 425 360,449

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Pennsylvania (continued)
5.00%, 03/01/40(c) $ 425 $ 388,776
5.00%, 03/01/45(c) 310 271,298
McCandless Industrial
Development Authority, LA
Roche University Project,
Series A (RB)
6.75%, 12/01/46(c) 1,000 982,912
Montgomery County Higher
Education and Health
Authority, Holy Redeemer
Health System, Series A (RB)
5.00%, 10/01/40(c) 5,150 4,796,831
Montgomery County Higher
Education and Health
Authority, Presbytery Homes,
Inc. Project (RB)
5.00%, 12/01/47(c) 2,000 2,001,686
Montgomery County Higher
Education and Health
Authority, Thomas Jefferson
University, Series B (RB)
5.00%, 05/01/47(c) 4,800 5,030,302
Montgomery County Industrial
Development Authority,
Series A (RB)
4.10%, 04/01/53(p) 2,500 2,555,501
Montgomery County Industrial
Development Authority,
Whitemarsh Continuing
Care Retirement Community
Project (RB)
5.00%, 01/01/30(c) 150 150,074
5.25%, 01/01/40(c) 870 864,510
Moon Industrial Development
Authority, Baptist Homes
Society (RB)
5.62%, 07/01/30(c) 300 274,833
6.00%, 07/01/45(c) 590 459,672
Northampton County Industrial
Development Authority,
Morningstar Senior Living,
Inc. Project (RB)
5.00%, 11/01/39(c) 1,000 954,710
Pennsylvania Economic
Development Financing
Authority (RB) (AGM)
5.00%, 12/31/57(c) 1,780 1,847,530
Pennsylvania Economic
Development Financing
Authority, Penndot Major
Bridges Package One Project
(RB)
5.00%, 06/30/32 1,000 1,067,203
Pennsylvania Economic
Development Financing
Authority, Solid Wast
Disposal, Covanta Project,
Series A (RB)
3.25%, 08/01/39(c) 2,750 2,226,140
Par
(000’s) Value
Pennsylvania (continued)
Pennsylvania Economic
Development Financing
Authority, Tapestry Moon
Senior Housing Project,
Series A (RB)
6.50%, 12/01/38(c) (d) * $ 3,040 $ 1,159,000
6.75%, 12/01/53(c) (d) * 6,470 2,466,687
Pennsylvania Economic
Development Financing
Authority, The Penndot Major
Bridges Package One Project
(RB)
5.25%, 06/30/53(c) 3,000 3,100,843
5.50%, 06/30/43(c) 2,500 2,692,756
5.50%, 06/30/40(c) 3,000 3,270,817
5.75%, 06/30/48(c) 4,000 4,332,367
6.00%, 06/30/61(c) 6,000 6,545,499
Pennsylvania Economic
Development Financing
Authority, The Pennsylvania
Rapid Bridge Replacement
Project (RB)
5.00%, 12/31/25 1,105 1,119,135
5.00%, 12/31/28(c) 575 583,893
5.00%, 12/31/30(c) 410 416,167
5.00%, 06/30/42(c) 6,945 6,994,073
5.00%, 12/31/26(c) 1,485 1,508,512
Pennsylvania Higher
Educational Facilities
Authority (RB)
5.00%, 11/01/42(c) 1,100 1,099,963
Pennsylvania Higher
Educational Facilities
Authority, La Salle University
(RB)
5.00%, 05/01/42(c) 1,000 789,846
5.00%, 05/01/37(c) 1,915 1,602,355
Pennsylvania Turnpike
Commission, Series B (RB)
(BAM)
4.00%, 12/01/39(c) 2,840 2,827,879
Philadelphia Authority for
Industrial Development (RB)
5.00%, 06/15/43(c) 1,000 1,013,952
Philadelphia Authority for
Industrial Development,
Greater Philadelphia Health
Action, Inc. Project, Series A
(RB)
6.38%, 06/01/40(c) 440 441,311
6.50%, 06/01/45(c) 440 441,291
6.62%, 06/01/50(c) 415 416,398
Philadelphia Authority for
Industrial Development,
Independence Charter School
West Project (RB)
5.00%, 06/15/39(c) 355 350,945

Par
(000’s) Value
Pennsylvania (continued)
Philadelphia Authority for
Industrial Development, KIPP
Philadelphia Charter School
Project, Series B (RB) (AGM)
5.00%, 04/01/46(c) $ 1,000 $ 977,928
Philadelphia Authority for
Industrial Development, LA
Salle University (RB)
4.00%, 05/01/42(c) 2,000 1,379,693
Philadelphia Authority for
Industrial Development,
Performing Arts, String
Theory Charter School
Project (RB)
5.00%, 06/15/40(c) 500 509,479
5.00%, 06/15/50(c) 1,000 1,003,781
Philadelphia Authority for
Industrial Development,
Temple University (RB)
5.00%, 04/01/29(c) 3,000 3,030,064
Philadelphia Authority for
Industrial Development,
Temple University, First
Series (RB)
5.00%, 04/01/40(c) 5,695 5,725,095
Philadelphia Authority for
Industrial Development,
Wesley Enhanced Living
Obligation Group, Series A
(RB)
5.00%, 07/01/32(c) 735 728,815
Philadelphia Hospitals and
Higher Education Facilities
Authority, Temple University
Health System (RB)
5.00%, 07/01/33(c) 1,000 1,015,731
Philadelphia Hospitals and
Higher Education Facilities
Authority, Temple University
Health System, Series A (RB)
5.00%, 07/01/32(c) 220 223,515
5.00%, 07/01/31(c) 1,240 1,260,251
Philadelphia, Pennsylvania
Hospital & Higher Education
Facilities Authority, Temple
University Health System
Obligation Group (RB) (AGM)
5.00%, 07/01/37(c) 2,470 2,675,505
Reading Pennsylvania School
District (GO) (AGM)
5.00%, 03/01/37(c) 1,535 1,586,071
Scranton-Lackawanna,
Pennsylvania Health and
Welfare Authority (RB)
5.00%, 06/01/36(c) 1,500 1,465,858
The School District of
Philadelphia, Se (GO) (SAW)
5.00%, 09/01/26 3,000 3,114,874
130,199,823
Par
(000’s) Value
Puerto Rico : 8.6%
Children's Trust Fund, Tobacco
Settlement< Series A (RB)
0.01%, 05/15/57(c) $ 200,000 $ 13,841,920
Cofina Class 2 Trust (RB)
(AMBAC)
0.00%, 08/01/47^ 80 25,255
Commonwealth of Puerto Rico
(GO)
0.00%, 07/01/33(c) ^ 12,285 8,287,981
Puerto Rico Commonwealth
Aqueduct and Sewer
Authority, Series A (RB)
4.00%, 07/01/42(c) 7,365 6,941,025
5.00%, 07/01/30 7,500 7,867,256
5.00%, 07/01/47(c) 15,000 15,229,495
5.00%, 07/01/37(c) 6,290 6,621,518
Puerto Rico Commonwealth
Aqueduct and Sewer
Authority, Series B (RB)
5.00%, 07/01/29 3,000 3,132,976
5.00%, 07/01/37(c) 3,365 3,523,030
Puerto Rico Commonwealth,
Series A-1 (GO)
4.00%, 07/01/41(c) 8,260 7,774,277
Puerto Rico Commonwealth,
Series A-1 (GO) (BAM-TCRS)
4.00%, 07/01/35(c) 12,538 12,352,091
4.00%, 07/01/37(c) 9,500 9,256,287
4.00%, 07/01/33(c) 13,570 13,640,506
5.75%, 07/01/31 10,055 11,146,954
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing Authority,
University Plaza Project,
Series A (RB) (NATL)
5.00%, 07/01/33(c) 20 20,013
Puerto Rico Sales Tax Financing
Corp. Sales Tax Revenue (RB)
4.75%, 07/01/53(c) 3,000 2,987,723
5.00%, 07/01/58(c) 3,000 3,015,754
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB)
4.50%, 07/01/34(c) 2,800 2,804,639
5.00%, 07/01/58(c) 36,645 36,837,430
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB) (AGC)
4.55%, 07/01/40(c) 10,414 10,428,438
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB)
(AMBAC)
4.75%, 07/01/53(c) 21,720 21,631,118
Puerto Rico Sales Tax Financing
Corp., Series A-2 (RB)
4.33%, 07/01/40(c) 12,590 12,522,261
4.33%, 07/01/40(c) 26,145 26,004,330
4.55%, 07/01/40(c) 6,432 6,440,917
4.78%, 07/01/58(c) 4,000 3,975,906

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Puerto Rico (continued)
Puerto Rico Sales Tax Rev
Restructed BDS Cofina A-1
(RB)
0.01%, 07/01/51(c) $ 80,246 $ 19,532,037
265,841,137
Rhode Island : 0.2%
Rhode Island Health and
Educational Building Corp.,
Care New England Issue,
Series B (RB)
5.00%, 09/01/36(c) 3,750 3,763,590
5.00%, 09/01/26 100 100,572
Rhode Island Health and
Educational Building Corp.,
Care New England, Series B
(RB)
5.00%, 09/01/31(c) 500 502,947
Rhode Island Health and
Educational Building Corp.,
Lifespan Obligated Group
Issue (RB)
5.00%, 05/15/39(c) 2,215 2,241,708
5.00%, 05/15/33(c) 1,000 1,015,539
7,624,356
South Carolina : 0.4%
Berkeley County, South
Carolina Nexton
Improvement District (SA)
4.38%, 11/01/49(c) 800 716,592
Piedmont Municipal Power
Agency, South Carolina
Electric, Series C (RB)
5.00%, 01/01/34(c) 1,000 1,024,398
Scago Educational Facilities,
School District of Pickens
County Project (RB)
5.00%, 12/01/29(c) 1,425 1,439,376
South Carolina Jobs-Economic
Development Authority,
Hampton Medical Center
Project (RB)
5.00%, 11/01/37(c) 650 653,146
5.00%, 11/01/33(c) 500 505,944
South Carolina Jobs-Economic
Development Authority, High
Point Academy Project, Series
A (RB)
5.75%, 06/15/49(c) 500 509,713
5.75%, 06/15/39(c) 500 512,414
South Carolina Jobs-Economic
Development Authority,
South Carolina Episcopal
Home at Still Hopes (RB)
5.00%, 04/01/47(c) 3,000 2,916,551
South Carolina Jobs-Economic
Development Authority, The
Lutheran Homes of South
Carolina, Inc. (RB)
5.00%, 05/01/43(c) 320 277,108
Par
(000’s) Value
South Carolina (continued)
South Carolina Jobs-Economic
Development Authority, The
Woodlands at Furman (RB)
4.00%, 11/15/27(c) $ 210 $ 207,506
5.25%, 11/15/52(c) 2,000 2,001,627
5.25%, 11/15/37(c) 2,000 2,047,084
12,811,459
South Dakota : 0.2%
City of Sioux Falls, Dow
Rummel Village Project (RB)
5.00%, 11/01/42(c) 750 707,909
5.00%, 11/01/46(c) 500 457,312
County of Lincoln, South
Dakota Economic
Development, Augustana
College Association Project,
Series A (RB)
4.00%, 08/01/56(c) 1,410 1,176,988
4.00%, 08/01/51(c) 1,550 1,324,626
Lincoln County, South Dakota
Economic Development
Bonds, The Augustana
College Association Project,
Series A (RB)
4.00%, 08/01/61(c) 1,300 1,063,799
4,730,634
Tennessee : 0.7%
Bristol Industrial Development
Board, Pinnacle Project,
Series A (RB)
5.00%, 12/01/35(c) 2,000 1,927,769
Chattanooga Health,
Educational and Housing
Facility Board, Series A-2 (RB)
5.00%, 08/01/44(c) 310 322,397
Chattanooga-Hamilton County
Hospital, Erlanger Health
System, Series A (RB)
5.00%, 10/01/44(c) 6,180 6,180,222
Knox County Health
Educational and Housing
Facility Board (RB)
4.00%, 09/01/47(c) 290 239,965
4.00%, 09/01/40(c) 295 271,287
5.00%, 04/01/36(c) 1,055 1,070,123
Metropolitan Government
of Nashville and Davidson
County, Health and
Educational Facilities Board,
Lipscomb University Project,
Series A (RB)
5.25%, 10/01/58(c) 2,000 2,026,347
Tennessee Corp. Gas Supply,
Series A (RB)
5.50%, 10/01/53(c) (p) 5,000 5,394,254
Tennessee Energy Acquisition
Corp., Series B (RB)
5.62%, 09/01/26 5,000 5,177,205

Par
(000’s) Value
Tennessee (continued)
The Health, Educational and
Housing Facility Board of
the City of Chattanooga,
CommonSpirit Health, Series
A-1 (RB)
4.00%, 08/01/37(c) $ 200 $ 200,578
22,810,147
Texas : 5.4%
Angelina and Neches River
Authority, Industrial
Development Corp.,
Solid Waste Disposal and
Wastewater Treatment
Facilities, Series A (RB)
7.50%, 12/01/45(c) 1,500 1,019,281
Arlington Higher Education
Finance Corp. (RB)
4.38%, 02/15/51(c) 1,000 747,864
4.50%, 06/15/56(c) (p) 1,000 1,000,164
4.88%, 06/15/59(c) 1,000 990,829
5.75%, 06/01/43(c) 1,000 1,037,029
6.00%, 06/01/53(c) 1,000 1,030,367
6.25%, 06/01/63(c) 1,000 1,038,691
Arlington Higher Education
Finance Corp., Legacy
Traditional School - Texas
Project, Series A (RB)
6.75%, 02/15/62(c) 5 5,062
Austin Convention Enterprises,
Inc., Convention Center Hotel,
First Tier, Series A (RB)
5.00%, 01/01/33(c) 500 505,491
Austin Convention Enterprises,
Inc., Convention Center
Hotel, First Tier, Series A (RB)
(SAW)
5.00%, 01/01/27 280 283,167
Austin Convention Enterprises,
Inc., Convention Center Hotel,
Second Tier, Series B (RB)
5.00%, 01/01/26 715 713,626
5.00%, 01/01/34(c) 500 495,159
Board of Managers, Joint
Guadalupe County, City of
Seguin Hospital (RB)
5.00%, 12/01/45(c) 215 196,245
5.00%, 12/01/40(c) 610 576,609
Brazoria County Industrial
Development Corp., Texas
Solid Waste Disposal
Facilities, Gladieux Recycling,
LLC Project (RB) (SAW)
8.50%, 03/01/39(c) 3,510 3,322,445
Brazoria County Industrial
Development Corp., Texas
Solid Waste Disposal
Facilities, Gladieux Recycling,
LLC Project (RB) (SBG)
7.00%, 03/01/39(c) 1,785 1,711,072
Par
(000’s) Value
Texas (continued)
Calhoun County Navigation
Industrial Development
Authority, Max Midstream
Texas LLC Project, Series A
(RB)
3.62%, 07/01/26(c) $ 2,700 $ 2,463,102
Central Texas Regional Mobility
Authority, Series C (RB)
5.00%, 01/01/27(c) 7,000 7,175,016
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Series
A (RB)
4.00%, 07/01/41(c) 7,500 7,227,848
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Series
B-1 (RB)
4.00%, 07/15/41(c) 21,780 20,988,700
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Series
C (RB)
5.00%, 07/15/27 5,590 5,702,868
5.00%, 07/15/28 2,500 2,567,742
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Technical
Operations Center Project
(RB)
5.00%, 07/15/28 1,000 1,027,097
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Terminal
Improvement Projects, Series
B-1 (RB)
5.00%, 07/15/30(c) 4,335 4,366,241
City of New Braunfels, Utility
System (RB)
4.00%, 07/01/50(c) 445 425,183
Clifton Higher Education
Finance Corp., Series A (RB)
5.12%, 08/15/30(c) 730 738,040
5.50%, 08/15/35(c) 610 619,520
6.00%, 06/15/48(c) 1,000 1,021,910
Clifton Higher Education
Finance Corp., Series D (RB)
5.25%, 08/15/27(c) 1,000 1,014,538
5.75%, 08/15/33(c) 500 509,223
6.00%, 08/15/38(c) 500 510,188
Conroe Local Government
Corp., Conroe Convention
Center Hotel, Series A (RB)
4.00%, 10/01/50(c) 2,035 1,666,113
Dallas County Flood Control
District No. 1 (GO)
5.00%, 04/01/32(c) 850 849,973

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
Dallas Texas Housing
Finance Corp. Residential
Development, The Briscoe
Apartments, Series A (RB)
6.00%, 12/01/62(c) $ 1,000 $ 986,604
El Paso County Hospital District
(GO)
5.00%, 08/15/43(c) 4,680 4,674,241
Harris County, Houston Sports
Authority, Junior Lien, Series
H (RB) (NATL)
0.00%, 11/15/27^ 590 518,200
0.00%, 11/15/40(c) ^ 170 68,550
0.00%, 11/15/39(c) ^ 145 62,667
0.00%, 11/15/35(c) ^ 120 68,317
0.01%, 11/15/25 495 471,109
0.01%, 11/15/29 1,405 1,136,393
0.01%, 11/15/30 115 89,033
0.01%, 11/15/41(c) 1,140 430,114
0.01%, 11/15/37(c) 350 174,714
0.01%, 11/15/32(c) 705 488,613
Harris County, Houston Sports
Authority, Third Lien, Series
A-3 (RB) (NATL)
0.00%, 11/15/31(c) ^ 100 65,658
0.01%, 11/15/35(c) 3,455 1,788,209
Matagorda County Navigation
District No. 1, Series A (RB)
(AMBAC)
4.40%, 05/01/30 1,035 1,065,315
Matagorda County, Navigation
District 1 (RB)
4.00%, 06/01/30(c) 5,000 5,000,958
Mesquite Health Facility
Development Corp., Christian
Care Centers, Inc. Project (RB)
(NATL)
5.12%, 02/15/42(c) (d) * 907 9,069
5.12%, 02/15/30(c) (d) * 237 2,369
Mission Economic
Development Corp., Senior
Lien, Natgasoline Project (RB)
4.62%, 10/01/31(c) 11,500 11,488,906
Montgomery County Toll Road
Authority (RB)
5.00%, 09/15/43(c) 3,310 3,334,962
5.00%, 09/15/48(c) 5,915 5,953,657
New Hampshire Health and
Education Facilities Authority,
(RB)
4.00%, 08/15/41(c) 2,315 2,096,056
New Hope Cultural Education
Facilities Finance Corp., 4-K
Housing, Inc. Stoney Brook
Project, Series B (RB)
5.00%, 07/01/52(c) 235 94,000
Par
(000’s) Value
Texas (continued)
New Hope Cultural Education
Facilities Finance Corp.,
Cardinal Bay, Inc., Series C
(RB)
5.50%, 07/01/46(c) (d) * $ 1,595 $ 358,875
New Hope Cultural Education
Facilities Finance Corp.,
Carillon Lifecare Community
Project (RB)
5.00%, 07/01/36(c) 230 210,422
New Hope Cultural Education
Facilities Finance Corp.,
Legacy Preparatory Charter
Academy, Series A (RB)
5.25%, 08/15/27(c) 150 151,969
New Hope Cultural Education
Facilities Finance Corp., MRC
Senior Living - The Langford
Project, Series A (RB)
5.50%, 11/15/46(c) 750 636,557
New Hope Cultural Education
Facilities Finance Corp.,
NCCD-College Station
Properties LLC, Series A (RB)
5.00%, 07/01/47(c) 440 427,900
5.00%, 07/01/35(c) 100 97,250
New Hope Cultural Education
Facilities Finance Corp.,
Presbyterian Village North
Project (RB)
5.25%, 10/01/49(c) 1,000 927,581
New Hope Cultural Education
Facilities Finance Corp.,
Presbyterian Village North
Project, Series A (RB)
5.25%, 10/01/55(c) 1,500 1,359,630
New Hope Cultural Education
Facilities Finance Corp.,
Wesleyan Homes, Inc. Project
(RB)
5.00%, 01/01/55(c) 250 189,889
5.00%, 01/01/50(c) 250 194,905
5.50%, 01/01/35(c) 1,000 965,377
North East Texas Regional
Mobility Authority, Series B
(RB)
5.00%, 01/01/41(c) 400 404,439
North Texas Municipal Water
District (RB)
4.38%, 06/01/54(c) 1,000 989,864
Olney Hamilton Hospital
District (GO)
6.25%, 09/15/54(c) 1,000 1,061,833
Port Beaumont Navigation
District, Allegiant Industrial
Island Park Project (RB)
8.00%, 02/01/39(c) 2,725 2,595,277

Par
(000’s) Value
Texas (continued)
Pottsboro Higher Education
Finance Corp., Imagine
International Academy of
North Texas LLC, Series A
(RB)
5.00%, 08/15/46(c) $ 1,400 $ 1,336,987
5.00%, 08/15/36(c) 1,055 1,055,381
Reagan Hospital District, Series
A (GO)
5.12%, 02/01/39(c) 1,000 999,923
Tarrant County Cultural
Education Facilities Finance
Corp. (RB)
5.00%, 07/01/48(c) 2,500 2,559,737
Tarrant County Cultural
Education Facilities Finance
Corp., Air Force Villages
Obligated Group Project (RB)
5.00%, 05/15/37(c) 125 125,160
Tarrant County Cultural
Education Facilities Finance
Corp., C.C. Young Memorial
Home Project, Series A (RB)
6.38%, 02/15/48(c) (d) * 535 294,250
Texas Municipal Gas
Acquisition & Supply Corp.
III (RB)
5.00%, 12/15/29 1,375 1,453,545
5.00%, 12/15/32 3,425 3,701,122
Texas Municipal Gas
Acquisition and Supply Corp.
III (RB)
5.00%, 12/15/28 925 968,538
Texas Private Activity Bond
Surface Transportation Corp.
(RB)
4.00%, 12/31/39(c) 2,550 2,538,660
5.50%, 06/30/42(c) 2,250 2,424,484
5.50%, 06/30/43(c) 1,000 1,075,278
Texas Private Activity Bond
Surface Transportation Corp.,
Blueridge Transportation
Group LLC Project (RB)
5.00%, 12/31/40(c) 230 231,672
Texas Private Activity Bond
Surface Transportation Corp.,
Managed Lanes Project,
Series A (RB)
4.00%, 06/30/39(c) 1,700 1,698,287
4.00%, 12/31/38(c) 4,550 4,554,762
Texas Private Activity Bond
Surface Transportation Corp.,
NTE Mobility Partners LLC
North Tarrant Express Project
(RB)
5.50%, 12/31/58(c) 1,000 1,089,955
Par
(000’s) Value
Texas (continued)
Texas Private Activity Bond
Surface Transportation Corp.,
NTE Mobility Partners LLC
Project (RB)
5.00%, 06/30/58(c) $ 10,250 $ 10,318,301
Texas Private Activity Bond
Surface Transportation Corp.,
NTE Mobility Partners LLC
Project, Series A (RB)
4.00%, 12/31/37(c) 500 503,430
Texas Transportation
Commission, Central Texas
Turnpike System, Series C
(RB)
5.00%, 08/15/37(c) 4,485 4,505,683
5.00%, 08/15/32(c) 600 602,767
Town of Westlake, Solana
Public Improvement District
(SA)
6.12%, 09/01/35(c) 1,000 1,002,269
6.25%, 09/01/40(c) 1,000 1,002,018
6.38%, 09/01/45(c) 1,000 1,002,198
169,230,292
Utah : 0.4%
Black Desert Public
Infrastructure District (GO)
4.00%, 03/01/51(c) 3,100 2,623,363
Black Desert Public
Infrastructure District (SA)
5.62%, 12/01/53(c) 3,000 3,101,792
Medical School Campus, Public
Infrastructure District, Series
A (GO)
5.50%, 02/01/50(c) 2,000 1,698,064
Mida Mountain Village Public
Infrastructure District,
Mountain Village Assessment
Area, Series A (SA)
5.00%, 08/01/50(c) 2,000 1,992,374
Utah Charter School Finance
Authority, Freedom Academy
Foundation Project (RB)
5.25%, 06/15/37(c) 1,500 1,486,237
5.38%, 06/15/48(c) 2,195 2,062,515
12,964,345
Vermont : 0.0%
Vermont Economic
Development Authority,
Wake Robin Corp. Project,
Series A (RB)
4.00%, 05/01/37(c) 500 480,615
Underline
Virgin Islands : 0.5%
Matching Fund Special Purpose
Securitization Corp., Virgin
Island, Series A (RB)
5.00%, 10/01/28 1,000 1,040,971
5.00%, 10/01/39(c) 5,000 5,204,073
5.00%, 10/01/32 5,010 5,307,171

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Virgin Islands (continued)
Virgin Islands Public Finance
Authority, Virgin Islands
Gross Receipts Taxes Loan
Note (RB) (NATL)
4.25%, 10/01/29(c) $ 720 $ 728,031
Virgin Islands Public Finance
Authority, Virgin Islands
Gross Receipts Taxes Loan
Note, Series C (RB)
4.50%, 10/01/44(c) 550 444,258
Virgin Islands Public Finance
Authority, Virgin Islands
Gross Receipts Taxes, Series
C (RB)
5.00%, 10/01/30(c) 1,000 985,094
Virgin Islands Water & Power
Authority, Series B (RB)
5.00%, 07/01/27(c) 170 161,876
5.00%, 07/01/25(c) 1,170 1,148,185
15,019,659
Virginia : 2.4%
Bristol Industrial Development
Authority, Series B (RB)
6.35%, 11/01/44(c) (d) * 250 143,514
Cherry Hill Community
Development Authority,
Potomac Shores Project (SA)
5.15%, 03/01/35(c) 200 201,096
Chesapeake Bay Bridge and
Tunnel District, First Tier (RB)
5.00%, 07/01/46(c) 8,000 8,070,699
5.00%, 07/01/51(c) 1,025 1,031,359
City of Chesapeake,
Chesapeake Transportation
System, Series A (RB)
5.00%, 07/15/47(c) 380 381,346
City of Hopewell, Sewer
System, Series A (RB)
5.00%, 07/15/33(c) 240 240,059
Farms New Kent Community
Development Authority,
Series A (SA)
3.75%, 03/01/36(c) 3,535 3,416,549
Farmville Industrial
Development Authority,
Educational Facilities,
Longwood University Student
Housing Projects, Series A
(RB)
5.00%, 01/01/50(c) 1,500 1,479,462
5.00%, 01/01/59(c) 1,000 965,539
James City County Economic
Development Authority (RB)
6.88%, 12/01/58(c) 1,000 1,104,101
Lynchburg Economic
Development Authority,
Central Health, Inc., Series
A (RB)
5.00%, 01/01/47(c) 4,950 5,000,668
Par
(000’s) Value
Virginia (continued)
Roanoke County Economic
Development Authority,
Residential Care Facility (RB)
5.50%, 09/01/58(c) (p) $ 2,280 $ 2,276,175
Tobacco Settlement Financing
Corp./VA (RB)
5.00%, 06/01/47(c) 5,000 4,776,852
Virginia Beach Development
Authority (RB)
5.00%, 09/01/40(c) 1,750 1,774,421
7.00%, 09/01/59(c) 6,560 7,490,755
7.00%, 09/01/53(c) 1,000 1,150,534
Virginia College Building
Authority, Marymount
University Project, Series B
(RB)
5.25%, 07/01/30(c) 1,300 1,290,173
Virginia Small Business
Financing Authority (RB)
4.00%, 01/01/38(c) 5,000 4,884,092
5.00%, 12/31/49(c) 1,000 1,014,837
Virginia Small Business
Financing Authority, 95
Express Lanes LLC Project
(RB)
5.00%, 01/01/34(c) 2,500 2,665,546
Virginia Small Business
Financing Authority,
Residential Care Facilities,
Lifespire of Virginia (RB)
(AGM)
4.00%, 12/01/36(c) 1,000 980,855
Virginia Small Business
Financing Authority, Senior
Lien 95 Express Lanes, LLC
Project (RB)
4.00%, 01/01/41(c) 1,000 952,148
4.00%, 01/01/40(c) 1,250 1,200,930
4.00%, 01/01/48(c) 3,925 3,593,546
4.00%, 07/01/41(c) 1,000 951,163
5.00%, 01/01/33(c) 4,945 5,274,693
Virginia Small Business
Financing Authority, Senior
Lien I-495 Hot Lanes Project
(RB)
5.00%, 12/31/52(c) 2,000 2,069,912
Virginia Small Business
Financing Authority, Senior
Lien Transform 66 P3 Project
(RB)
5.00%, 12/31/56(c) 5,520 5,583,853
Virginia Small Business
Financing Authority, Senior
Lien, 95 Express Lanes LLC
Project (RB)
4.00%, 01/01/39(c) 2,810 2,729,222

Par
(000’s) Value
Virginia (continued)
Wise County Industrial
Development Authority,
Virginia Electric and Power
Co. Project, Series A (RB)
(AGC)
0.75%, 10/01/40(p) $ 1,000 $ 951,826
73,645,925
Washington : 1.0%
King County Public Hospital
District No. 4, Snoqualmie
Valley Hospital, Series A (RB)
5.75%, 12/01/30(c) 500 504,666
6.00%, 12/01/35(c) 500 507,030
6.25%, 12/01/45(c) 250 250,600
Washington Health Care
Facilities Authority,
CommonSpirit Health, Series
A-1 (RB)
4.00%, 08/01/44(c) 100 96,693
Washington Health Care
Facilities Authority, Virginia
Mason Medical Center (RB)
5.00%, 08/15/37(c) 3,000 3,050,765
5.00%, 08/15/34(c) 205 209,430
Washington State Convention
Center Public Facilities
District (RB)
4.00%, 07/01/58(c) 3,000 2,698,790
Washington State Housing
Finance Commission (RB)
5.50%, 07/01/59(c) 1,000 1,074,572
Washington State Housing
Finance Commission,
Bayview Manor Senior
Project, Series A (RB)
5.00%, 07/01/36(c) 1,150 1,147,907
5.00%, 07/01/46(c) 2,150 1,990,755
Washington State Housing
Finance Commission, Eliseo
Project, Series A (RB)
4.00%, 01/01/41(c) 3,000 2,483,244
Washington State Housing
Finance Commission,
Presbyterian Retirement
Communities Northwest
Projects, Series A (RB)
5.00%, 01/01/51(c) 2,495 2,122,505
5.00%, 01/01/36(c) 2,125 2,054,922
Washington State Housing
Finance Commission, Raford
Court and Nordheim Court
Portfolio (RB)
5.00%, 07/01/54(c) 500 517,584
Washington State Housing
Finance Commission, Series
A (RB)
3.50%, 12/20/35 4,097 3,805,539
Par
(000’s) Value
Washington (continued)
Washington State Housing
Finance Commission,
Transforming Age Projects,
Series A (RB)
5.00%, 01/01/55(c) $ 6,000 $ 5,019,682
Washington State Housing
Finance Commission, Wesley
Homes at Lea Hill Project (RB)
5.00%, 07/01/51(c) 1,250 1,040,572
5.00%, 07/01/46(c) 500 428,585
Washington State, Convention
Center Public Facilities
District (RB)
4.00%, 07/01/31 2,700 2,678,046
31,681,887
West Virginia : 0.2%
County of Ohio, Fort Henry
Centre Tax Increment
Financing District No. 1, The
Highlands Project (TA)
4.00%, 06/01/34(c) 760 710,407
Harrison County Building
Commission, General
Services Administration
Building Project (RB)
3.12%, 10/01/45(c) 700 515,159
3.25%, 10/01/50(c) 820 594,732
3.50%, 10/01/40(c) 1,000 882,007
West Virginia Economic
Development Authority, Arch
Resources Project (RB)
5.00%, 07/01/45(c) (p) 1,900 1,906,167
West Virginia Economic
Development Authority, West
Virginia Lottery (RB)
4.00%, 06/15/32(c) 1,600 1,625,847
6,234,319
Wisconsin : 2.2%
Public Finance Authority (RB)
5.00%, 06/15/54(c) 1,375 1,343,637
5.00%, 07/15/30(c) 500 500,210
6.25%, 10/01/53(c) 1,000 1,051,689
Public Finance Authority
Educational Facilities, Charter
Day School, Inc. Project,
Series A (RB)
5.00%, 12/01/55(c) 1,000 925,622
Public Finance Authority,
Bancroft Neurohealth
Project, Series A (RB)
5.12%, 06/01/48(c) 250 241,150
Public Finance Authority,
Carson Valley Medical Center,
Series A (RB) (SAW)
4.00%, 12/01/51(c) 5,250 4,365,561
Public Finance Authority,
Cornerstone Charter
Academy, Series A (RB)
5.00%, 02/01/36(c) 495 493,715

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Wisconsin (continued)
5.12%, 02/01/46(c) $ 550 $ 519,931
Public Finance Authority,
Corvian Community School
Project, Series A (RB)
4.25%, 06/15/29(c) 340 332,811
5.00%, 06/15/39(c) 500 477,730
5.00%, 06/15/49(c) 500 448,241
Public Finance Authority,
Crossroads Health Project,
Series A (RB)
8.00%, 07/01/53(c) 1,000 1,035,968
8.12%, 07/01/58(c) 1,000 1,036,124
Public Finance Authority,
Educational Facilities, Lake
Erie College Project, Series
A (RB)
5.88%, 10/01/54(c) 1,000 672,582
Public Finance Authority, Grand
Hyatt San Antonio Hotel
Acquisition Project, Series A
(RB)
5.00%, 02/01/62(c) 3,005 3,064,041
5.00%, 02/01/52(c) 2,000 2,050,772
Public Finance Authority,
Healthcare Facility Expansion,
Church Home of Hartford,
Inc. Project, Series A (RB)
5.00%, 09/01/25 50 50,152
5.00%, 09/01/38(c) 1,500 1,482,028
Public Finance Authority, Living
Community First Mortgage
(RB)
4.25%, 05/01/29(c) 335 310,268
5.00%, 03/01/37(c) 1,250 1,247,635
Public Finance Authority,
Lombard Conference and
Hotel Center, Second-Tier
(RB) (ACA)
3.75%, 07/01/51(c) (d) * 890 638,220
Public Finance Authority, Marys
Woods at Marylhurst Project,
Series A (RB)
5.25%, 05/15/37(c) 1,350 1,367,337
Public Finance Authority, Miami
Worldcenter Project, Series
A (TA)
5.00%, 06/01/41(c) 4,000 4,058,339
Public Finance Authority,
Penick Village (RB)
4.00%, 09/01/29(c) 370 351,645
5.00%, 09/01/39(c) 500 482,018
5.00%, 09/01/49(c) 500 444,429
Public Finance Authority, Prime
Healthcare Foundation, Inc.,
Series A (RB)
5.20%, 12/01/37(c) 1,405 1,433,674
Par
(000’s) Value
Wisconsin (continued)
Public Finance Authority,
Roseman University of Health
Sciences Project (RB)
5.88%, 04/01/45(c) $ 4,000 $ 4,039,115
Public Finance Authority, Sky
Harbour Capital LLC, Aviation
Facilities Project (RB)
4.00%, 07/01/41(c) 500 423,848
4.00%, 09/01/51(c) 1,500 1,140,783
4.25%, 07/01/54(c) 4,765 3,903,727
Public Finance Authority, Texas
Infrastructure Program,
Mayfair Project, Series A-4
(RB)
5.50%, 11/15/32(c) 750 750,434
Public Finance Authority, The
Foundation of the University
of North Carolina, Inc., Series
A (RB)
4.00%, 09/01/56(c) 1,060 781,546
Public Finance Authority, Trinity
Regional Hospital Sachse,
Series A-1 (RB)
7.38%, 01/01/50(c) (d) * 4,265 43
Public Finance Authority,
Ultimate Medical Academy
Project, Series A (RB)
5.00%, 10/01/39(c) 1,950 1,988,080
5.00%, 10/01/34(c) 2,000 2,075,388
Public Finance Authority,
University of North Carolina
at Charlotte Inc., Series A (RB)
4.00%, 09/01/41(c) 1,000 841,814
Public Finance Authority,
Wingate University, Series A
(RB)
5.25%, 10/01/48(c) 2,255 2,141,783
Public Finance Authority,
Wisconsin Senior Airport
Facilities, Series B (RB)
5.00%, 07/01/42(c) 9,000 9,001,450
Public Finance Authority,
Wonderful Foundation
Charter School Portfolio
Project, Series A-1 (RB)
5.00%, 01/01/55(c) 5,545 5,343,445
Wisconsin Health and
Educational Facilities
Authority, Covenant
Communities, Inc. Project,
Series A-1 (RB) (SAW)
4.00%, 07/01/48(c) 105 84,421
Wisconsin Health and
Educational Facilities
Authority, Covenant
Communities, Inc. Project,
Series B (RB)
4.38%, 07/01/38(c) 850 715,170

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
Wisconsin (continued)
Wisconsin Health and
Educational Facilities
Authority, St. Camillus Health
System, Inc., Series A (RB)
5.00%, 11/01/39(c) $ 1,950 $ 1,853,925
5.00%, 11/01/54(c) 500 426,255
Wisconsin Health and
Educational Facilities
Authority, Thedacare, Inc.,
(RB)
4.00%, 12/15/49(c) 260 241,828
Wisconsin State Health
& Educational Facilities
Authority, Marshfield Clinic
Health System, Inc., Series A
(RB) (AGM)
5.00%, 02/15/32(c) 1,500 1,614,389
67,792,973
Total Municipal Bonds: 98.9%
(Cost: $3,180,998,731) 3,074,936,685
Other assets less liabilities: 1.1% 34,757,058
NET ASSETS: 100.0% $ 3,109,693,743
Definitions:
ACA Credit Agricole SA
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SA Special Assessment
SAW State Aid Withholding
SBG School Board Guaranteed
SD CRED
PROG Special District Credit Enhancement Program
TA Tax Allocation
XLCA Syncora Guarantee, Inc.
(c) Callable Security — the redemption date shown is the date the security may be redeemed by the issuer
(p) Putable Security — the redemption date shown is the date the security may be redeemed by the investor
^ Zero Coupon Bond
* Non-income producing
(d) Security in default